UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	October 31, 2020

Date of reporting period:	November 1, 2019 — October 31, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Fixed Income Absolute Return Fund

Annual report
10 | 31 | 20

Absolute return funds are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

FUND SYMBOL
CLASS A
PTRNX

Putnam Fixed Income
Absolute Return
Fund

Annual report
10 | 31 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

December 9, 2020

Dear Fellow Shareholder:

As we reach the end of 2020, the world continues to confront the challenges of the COVID-19 pandemic. Economic activity and employment remain well below levels at the start of the year. The stock and bond markets have fared better, indicating optimism that successful vaccines will be approved by early 2021. Putnam, as in all market conditions, continues to pursue superior investment performance for you and your fellow shareholders. While these are challenging times, we believe Putnam has adjusted well to operating amid the pandemic, and continues to make progress on pursuing the benefits of greater diversity and inclusion within its organization.

Also, we would like to take this opportunity to thank Robert E. Patterson, who retired as a Trustee on June 30, 2020, for his 36 years of service. We will miss Bob’s experienced judgment and insights, and we wish him well.

As always, thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 2.25%; had they, returns would have been lower. See below and pages 8–10 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 10/31/20. See above and pages 8–10 for additional fund performance information. Index descriptions can be found on page 15.

2 Fixed Income Absolute Return Fund

Please describe the investing environment during the period.

Global financial markets proved to be surprisingly resilient during the fiscal 12-month period ended October 31, 2020. Investors had a favorable view of equities, fixed income, and global growth for much of the period through mid-February 2020. By late February 2020, a surge in COVID-19 infection rates, mixed economic data, and heightened geopolitical tensions stoked increased volatility. Against this backdrop, the Federal Reserve [Fed] cut interest rates to near zero in mid-March and unleashed a torrent of bond-buying programs to help stabilize the markets.

Better-than-expected earnings reports from several sectors, vaccine developments, and supportive policy — including historic stimulus packages passed by the European Union and the U.S. Congress — generally bolstered risk appetite in the second half of the period. Central banks across Asia and other regions also rolled out COVID-19 stimulus measures. A shift in the Fed’s inflation framework — which would enable the Fed to allow inflation to exceed its 2% target and further support the economy — contributed to investor optimism.

Fixed Income Absolute Return Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 10/31/20. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

The market for high-yield and investment-grade corporate bonds continued to recover as spreads, or the risk premiums investors demand to hold these securities over U.S. Treasuries, narrowed during the period. The Fed continued to make it clear that interest rates will remain low for a while; thus, U.S. Treasury yields tumbled during the trailing 12 months, with the 10-year Treasury yield ending at 0.88%. Still, investors remained concerned about low global growth, spikes in COVID-19 cases, and the November U.S. presidential election.

How did the fund perform? What were the drivers of performance during the period?

The fund’s return was negative 0.67%, trailing the 0.99% return of the benchmark ICE BofA U.S. Treasury Bill Index.

Strategies targeting prepayment risk were the largest contributors to the fund, led by our mortgage basis positioning. Mortgage basis is a strategy that seeks to exploit the yield differential between 30-year agency pass-throughs and 30-year U.S. Treasuries. Tactical positioning proved to be beneficial as spreads on agency pass-throughs were met with a significant amount of volatility, specifically in March. Positions in agency credit-risk transfer securities [CRT] and agency inverse interest-only securities provided a further boost.

The fund’s interest-rate and yield-curve positioning was also a meaningful contributor to relative performance. The portfolio was positioned to benefit if the U.S. yield curve declined in the first half of the year, which proved beneficial as U.S. Treasury rates fell to historic lows.

4 Fixed Income Absolute Return Fund

Corporate credit also contributed to the fund’s performance over the one-year period. Corporate bonds have been fueled by government stimulus — fiscal and monetary — along with hopes of a steady economic recovery as businesses began to reopen across the United States and the globe. Following a period of extreme widening in March, corporate credit spreads have tightened. [Spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries. Bond prices rise as spreads tighten and decline as spreads widen.]

What about detractors to the fund’s performance during the reporting period?

Mortgage credit strategies were the main detractors from returns, specifically positioning in commercial mortgage-backed securities [CMBS]. CMBS have been uniquely impacted by the COVID-19 pandemic and associated “stay-at-home orders.” The market remained thinly traded into May 2020 and didn’t recover to the same extent as the corporate credit market, in part because the CMBS market was not directly supported by the Fed’s funding facilities.

Exposure to CMBS cash bonds and CMBS synthetic [CMBX] securities weighed significantly on returns. Still, exposure to residential mortgage-backed securities [RMBS] has helped offset some of the underperformance in CMBS since March 2020. RMBS had been supported by fiscal policy and optimism around the re-opening of the economy, along with a relatively robust home sales market and a rebound in mortgage originations. Additionally, strong monetary and fiscal policy responses by policy makers, including forbearance plans, have greatly helped delinquencies.

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 10/31/20. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Fixed Income Absolute Return Fund 5

How did the fund use derivatives?

Futures and interest-rate swaps were used to hedge treasury term-structure risk and for yield curve positioning. Interest-rate swaps also helped increase the fund’s exposure to rates in various countries. Forwards were used to hedge currency exposures and gain exposure to currencies. A type of option known as swaptions were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to hedge credit and market risks, gain liquid exposure to individual names, and gain exposure to specific sectors. Total return swaps were used to hedge sector exposure, gain exposure to specific sectors, hedge inflation, and gain exposure to inflation.

What is your near-term outlook for fixed - income markets?

The U.S. economy continues its slow recovery from the sharp decline in the second quarter of 2020. We believe the development of a vaccine or vaccines for COVID-19 could help provide a boost to economic growth and consumer spending. That said, we are not anticipating a V-shaped economic recovery. And as virus outbreaks rise, a variety of countries and cities are imposing lockdowns and mobility restrictions. In our view, politics will take center stage over the next few months in the United States, including the legislative gridlock on a new stimulus package.

Fed officials expect to leave rates near zero for years — through at least 2023 — as they try to coax the economy back to full strength after the pandemic-induced recession. We think bond yields, including U.S. Treasury debt, will remain low across the yield curve for an extended period but will remain in positive territory.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

6 Fixed Income Absolute Return Fund

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Of special interest

Due to lower interest rates and a corresponding decrease in the level of income in the fund’s portfolio, the fund’s income dividend rate per class A share was reduced from $0.031 to $0.025 in February 2020. Similar reductions were made to other share classes.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Fixed Income Absolute Return Fund 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended October 31, 2020, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class P, R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 10/31/20

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year
Class A (12/23/08)
Before sales charge	2.59%	22.75%	2.07%	15.10%	2.85%	7.96%	2.59%	–0.67%
After sales charge	2.39	19.99	1.84	12.51	2.39	5.53	1.81	–2.90
Class B (12/23/08)
Before CDSC	2.40	20.72	1.90	13.89	2.64	7.26	2.36	–0.91
After CDSC	2.40	20.72	1.90	13.89	2.64	7.26	2.36	–1.87
Class C (12/23/08)
Before CDSC	1.95	13.75	1.30	10.78	2.07	5.52	1.81	–1.44
After CDSC	1.95	13.75	1.30	10.78	2.07	5.52	1.81	–2.39
Class P (8/31/16)
Net asset value	2.84	25.80	2.32	16.53	3.11	8.78	2.85	–0.42
Class R (12/23/08)
Net asset value	2.33	19.72	1.82	13.68	2.60	7.15	2.33	–0.91
Class R6 (7/2/12)
Net asset value	2.84	25.86	2.33	16.54	3.11	8.77	2.84	–0.42
Class Y (12/23/08)
Net asset value	2.84	25.73	2.32	16.47	3.10	8.69	2.82	–0.42

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 2.25% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 1% in the first year, declining to 0.50% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class P, R, R6, and Y shares have no initial sales charge or CDSC. Performance for class P and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

The fund has had performance fee adjustments that may have had a positive or negative impact on returns.

Class B share performance reflects conversion to class A shares after eight years.

Class C share performance reflects conversion to class A shares after 10 years.

8 Fixed Income Absolute Return Fund

Comparative index returns For periods ended 10/31/20

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year
ICE BofA U.S. Treasury
Bill Index	0.60%	6.82%	0.66%	6.28%	1.22%	5.20%	1.70%	0.99%

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the 12 month period ended 10/31/20

Distributions	Class A		Class B	Class C	Class P	Class R	Class R6	Class Y
Number	12		12	12	12	12	12	12
Income	$0.233443		$0.218611	$0.186368	$0.248920	$0.217966	$0.248920	$0.248920
Capital gains	—		—	—	—	—	—	—
Return of capital*	0.128557		0.120389	0.102632	0.137080	0.120034	0.137080	0.137080
Total	$0.362000		$0.339000	$0.289000	$0.386000	$0.338000	$0.386000	$0.386000
	Before	After	Net	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value	value
10/31/19	$9.83	$10.06	$9.80	$9.79	$9.86	$9.88	$9.86	$9.83
10/31/20	9.40	9.62	9.37	9.36	9.43	9.45	9.43	9.40
	Before	After	Net	Net	Net	Net	Net	Net
Current rate	sales	sales	asset	asset	asset	asset	asset	asset
(end of period)	charge	charge	value	value	value	value	value	value
Current dividend rate[1]	3.19%	3.12%	3.07%	2.44%	3.44%	2.92%	3.44%	3.45%
Current 30-day
SEC yield[2]	N/A	3.15	2.98	2.43	3.43	2.93	3.43	3.43

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (2.25% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* See page 116.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Fixed Income Absolute Return Fund 9

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $12,072 and $11,375, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class P, R, R6, and Y shares would have been valued at $12,580, $11,972, $12,586 and $12,573, respectively.

Fund performance as of most recent calendar quarter Total return for periods ended 9/30/20

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year
Class A (12/23/08)
Before sales charge	2.55%	22.92%	2.09%	14.53%	2.75%	7.53%	2.45%	–1.04%
After sales charge	2.35	20.16	1.85	11.96	2.28	5.11	1.68	–3.27
Class B (12/23/08)
Before CDSC	2.36	20.92	1.92	13.46	2.56	6.86	2.23	–1.19
After CDSC	2.36	20.92	1.92	13.46	2.56	6.86	2.23	–2.14
Class C (12/23/08)
Before CDSC	1.90	14.10	1.33	10.43	2.00	5.18	1.70	–1.80
After CDSC	1.90	14.10	1.33	10.43	2.00	5.18	1.70	–2.75
Class P (8/31/16)
Net asset value	2.81	26.19	2.35	16.17	3.04	8.45	2.74	–0.78
Class R (12/23/08)
Net asset value	2.29	19.92	1.83	13.15	2.50	6.65	2.17	–1.38
Class R6 (7/2/12)
Net asset value	2.81	26.26	2.36	16.06	3.02	8.33	2.70	–0.78
Class Y (12/23/08)
Net asset value	2.80	26.12	2.35	16.10	3.03	8.36	2.71	–0.79

See the discussion following the fund performance table on page 8 for information about the calculation of fund performance.

10 Fixed Income Absolute Return Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 10/31/19	0.87%	1.07%	1.62%	0.62%	1.12%	0.62%	0.62%
Annualized expense ratio for the
six-month period ended 10/31/20*†	0.76%	0.96%	1.51%	0.51%	1.01%	0.51%	0.51%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Expense ratios for each class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights.

† Includes a decrease of 0.09% from annualizing the performance fee adjustment for the six months ended 10/31/20.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 5/1/20 to 10/31/20. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.91	$4.93	$7.74	$2.62	$5.19	$2.62	$2.62
Ending value (after expenses)	$1,045.10	$1,042.90	$1,040.10	$1,045.10	$1,043.50	$1,045.10	$1,045.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 10/31/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Fixed Income Absolute Return Fund 11

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 10/31/20, use the following calculation method. To find the value of your investment on 5/1/20, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.86	$4.88	$7.66	$2.59	$5.13	$2.59	$2.59
Ending value (after expenses)	$1,021.32	$1,020.31	$1,017.55	$1,022.57	$1,020.06	$1,022.57	$1,022.57

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 10/31/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

12 Fixed Income Absolute Return Fund

Consider these risks before investing

Allocation of assets among fixed-income strategies and sectors may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. The fund may not achieve its goal, and it is not intended to be a complete investment program. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. Our investment techniques, analyses, and judgments may not produce the intended outcome, and the investments we select for the fund may not perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. You can lose money by investing in the fund. The fund’s prospectus lists additional risks.

The fund is not intended to outperform stocks and bonds during strong market rallies.

Fixed Income Absolute Return Fund 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 2.25% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 1.00% maximum during the first year to 0.50% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1.00% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class P shares require no minimum initial investment amount and no minimum subsequent investment amount. There is no initial or deferred sales charge. They are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering

14 Fixed Income Absolute Return Fund

different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

◦ Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Fixed Income Absolute Return Fund 15

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of October 31, 2020, Putnam employees had approximately $487,000,000 and the Trustees had approximately $75,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16 Fixed Income Absolute Return Fund

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

Fixed Income Absolute Return Fund 17

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2020. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater

18 Fixed Income Absolute Return Fund

scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds, one of which is your fund, have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund pays a base management fee at a fixed rate of 60 basis points to Putnam Management. Putnam Management is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses (including investor servicing fees), excluding only fees payable under the fund’s distribution plans, any applicable performance-based upward or downward adjustments to the fund’s base management fee, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses.

In addition, your fund’s management contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the management contract. In the course of reviewing investment performance, the Trustees examined the operation of your fund’s performance fees and concluded that these fees were operating effectively to align further Putnam Management’s economic interests with those of the fund’s shareholders.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2019. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2019. (In light of the fact that, under your fund’s management contract, Putnam Management bears many of the fund’s organizational and operating expenses, as a practical matter it is unlikely that these expense limitations would become operative with respect to your fund.) Putnam Management and PSERV have agreed to maintain these expense limitations until at least February 28, 2022. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s

Fixed Income Absolute Return Fund 19

percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those

20 Fixed Income Absolute Return Fund

funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2019. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2019. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees

Fixed Income Absolute Return Fund 21

indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

22 Fixed Income Absolute Return Fund

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s audited financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Fixed Income Absolute Return Fund 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Funds Trust and Shareholders of
Putnam Fixed Income Absolute Return Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Fixed Income Absolute Return Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations and changes in net assets for the year ended October 31, 2020, including the related notes, and the financial highlights for the year ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations, changes in its net assets and the financial highlights for the year ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2019 and the financial highlights for each of the periods ended on or prior to October 31, 2019 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 11, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 9, 2020

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

24 Fixed Income Absolute Return Fund

The fund’s portfolio 10/31/20

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (72.0%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.8%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$108,880	$124,818
5.00%, with due dates from 5/20/49 to 3/20/50	286,503	322,802
4.00%, TBA, 11/1/50	3,000,000	3,190,898
4.00%, 1/20/50	46,381	51,689
3.50%, with due dates from 9/20/49 to 11/20/49	359,401	395,341
		4,085,548
U.S. Government Agency Mortgage Obligations (71.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, 11/1/49 ##	484,221	510,582
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	172,139	191,653
4.50%, 5/1/49	76,323	84,474
3.50%, 8/1/49 ##	297,292	313,477
3.50%, 7/1/49 ##	469,312	495,389
Uniform Mortgage-Backed Securities
4.50%, TBA, 11/1/50	3,000,000	3,244,219
4.00%, TBA, 12/1/50	26,000,000	27,774,297
4.00%, TBA, 11/1/50	53,000,000	56,591,990
3.50%, TBA, 12/1/50	28,000,000	29,578,282
3.50%, TBA, 11/1/50	55,000,000	58,072,267
3.00%, TBA, 11/1/50	11,000,000	11,497,578
2.50%, TBA, 11/1/50	37,000,000	38,555,154
2.00%, TBA, 12/1/50	54,000,000	55,560,935
2.00%, TBA, 11/1/50	52,000,000	53,629,061
1.50%, TBA, 12/1/50	15,000,000	15,069,141
1.50%, TBA, 11/1/50	11,000,000	11,073,907
		362,242,406
Total U.S. government and agency mortgage obligations (cost $366,114,875)		$366,327,954

	Principal
U.S. TREASURY OBLIGATIONS (0.3%)*	amount	Value
U.S. Treasury Notes
2.875%, 5/15/28 [i]	$202,000	$237,302
2.25%, 1/31/24 [i]	697,000	746,759
2.125%, 6/30/21 [i]	363,000	370,370
2.00%, 2/15/25 [i]	10,000	10,757
1.75%, 12/31/24 [i]	107,000	114,023
Total U.S. treasury obligations (cost $1,479,211)		$1,479,211

	Principal
MORTGAGE-BACKED SECURITIES (42.0%)*	amount	Value
Agency collateralized mortgage obligations (18.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR)
+ 24.42%), 23.876%, 5/15/35	$52,261	$86,230
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR)
+ 23.80%), 23.253%, 11/15/35	123,911	220,562

Fixed Income Absolute Return Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (42.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR)
+ 22.28%), 21.785%, 12/15/36	$69,069	$112,583
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR)
+ 16.95%), 16.566%, 6/15/34	162,409	198,139
REMICs IFB Ser. 5023, Class TS, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.102%, 10/25/50	9,096,139	1,841,968
REMICs IFB Ser. 4698, Class NS, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.002%, 6/15/47	12,416,447	2,616,276
REMICs IFB Ser. 4922, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.902%, 4/25/49	3,199,982	412,478
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%),
5.852%, 5/15/41	2,293,699	2,524,339
REMICs Ser. 4813, IO, 5.50%, 8/15/48	3,272,409	669,010
REMICs Ser. 4760, Class IG, IO, 5.00%, 2/15/48	3,188,084	578,378
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	7,988,560	1,364,846
REMICs Ser. 4982, Class DI, IO, 4.00%, 6/25/50	16,368,829	1,927,808
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	2,144,222	227,935
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	2,209,403	260,400
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	1,919,831	119,097
REMICs Ser. 4591, Class QI, IO, 3.50%, 4/15/46	3,738,332	274,543
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	2,101,979	225,448
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	4,125,863	424,171
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	3,835,399	345,186
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	2,328,006	184,425
REMICs Ser. 4182, Class PI, IO, 3.00%, 12/15/41	4,234,362	174,024
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	2,039,230	117,510
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO,
0.437%, 11/15/28 W	125,938	1,732
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO,
0.284%, 10/25/43 W	504,688	5,047
Structured Pass-Through Certificates Ser. 48, Class A2, IO,
0.212%, 7/25/33 W	796,396	5,973
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	4,102,249	3,890,950
Federal National Mortgage Association
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR)
+ 27.50%), 26.754%, 5/25/35	32,582	49,927
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 24.20%), 23.653%, 6/25/37	95,738	168,499
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR)
+ 20.25%), 19.802%, 8/25/35	65,871	92,604
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
12.602%, 5/25/40	624,305	761,652
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR)
+ 6.60%), 6.451%, 1/25/44	6,053,287	1,183,559
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.101%, 10/25/50	14,257,537	2,990,804
REMICs IFB Ser. 15-19, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.20%), 6.051%, 4/25/45	6,872,459	1,291,184
REMICs IFB Ser. 18-95, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.001%, 1/25/49	5,097,152	853,773

26 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.001%, 1/25/48	$5,782,384	$1,203,368
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,787,071	589,533
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.951%, 12/25/48	3,737,404	399,435
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.951%, 2/25/47	15,795,763	3,470,487
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.951%, 11/25/46	3,367,459	746,632
REMICs IFB Ser. 16-60, Class LS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.951%, 9/25/46	6,861,258	1,468,432
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.951%, 9/25/46	4,902,773	982,072
REMICs IFB Ser. 20-16, Class SG, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.901%, 3/25/50	7,686,157	1,256,102
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.851%, 11/25/49	6,324,966	927,935
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.851%, 12/25/46	5,579,543	1,184,146
REMICs IFB Ser. 11-53, Class ST, IO, ((-1 x 1 Month US LIBOR)
+ 5.92%), 5.771%, 6/25/41	8,643,412	1,823,587
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 5.75%), 5.601%, 10/25/47	18,495,201	3,470,377
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	3,363,969	653,501
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	5,605,415	1,120,635
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	255,326	39,420
REMICs Ser. 17-75, Class NI, IO, 5.00%, 11/25/46	7,114,568	1,251,168
REMICs Ser. 18-77, Class BI, IO, 4.50%, 10/25/48	9,944,687	1,305,782
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	4,662,245	635,231
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	4,517,569	770,140
REMICs Ser. 20-47, Class ID, IO, 4.00%, 7/25/50	14,393,471	1,662,509
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	1,353,801	140,091
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	1,634,435	200,413
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	3,776,390	238,337
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	2,153,568	139,982
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	1,481,672	85,195
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	2,836,243	273,050
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,976,048	268,410
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	3,048,307	155,607
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,084,300	51,411
REMICs Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	5,332,926	207,867
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	2,432,108	72,868
REMICs Trust Ser. 98-W5, Class X, IO, 0.781%, 7/25/28 W	252,712	7,265
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	21,853	19,886
REMICs Trust Ser. 98-W2, Class X, IO, zero %, 6/25/28 W	838,490	27,251
Government National Mortgage Association
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%),
6.534%, 1/16/40	4,548,804	745,596
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
6.099%, 7/20/48	5,654,238	910,841

Fixed Income Absolute Return Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (42.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.954%, 7/16/43	$861,285	$153,386
IFB Ser. 19-121, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.949%, 8/20/49	6,575,887	1,006,367
IFB Ser. 16-121, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.949%, 9/20/46	4,734,160	931,493
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.949%, 10/20/45	3,158,429	669,725
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.899%, 2/20/50	950,282	106,015
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.899%, 8/20/49	333,471	43,670
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.899%, 6/20/49	469,857	53,276
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.899%, 2/20/41	1,293,177	236,468
IFB Ser. 10-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%),
5.749%, 9/20/40	3,931,025	719,590
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	1,829,153	399,647
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,616,221	201,236
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	1,760,529	301,260
Ser. 15-69, IO, 5.00%, 5/20/45	3,325,068	591,230
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	5,270,769	953,904
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	2,082,052	380,537
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	2,786,179	547,116
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,285,455	405,668
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	14,144	1,220
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	473,123	83,379
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	2,909,887	513,811
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	9,319,561	1,721,230
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	6,533,110	1,159,104
IFB Ser. 11-70, Class WI, IO, ((-1 x 1 Month US LIBOR) + 4.85%),
4.699%, 12/20/40	7,020,628	1,084,336
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	5,987,231	938,798
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	2,932,438	473,942
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	3,210,771	269,319
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	3,280,119	617,712
Ser. 12-129, IO, 4.50%, 11/16/42	2,219,536	402,469
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,842,550	283,384
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,550,215	282,976
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	2,936,100	159,753
Ser. 15-94, IO, 4.00%, 7/20/45	102,942	18,015
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	622,633	43,837
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	2,282,375	319,532
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	623,999	85,094
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	3,727,486	258,865
Ser. 17-174, Class MI, IO, 3.50%, 11/20/47	2,117,896	112,080
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	1,668,256	58,657
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	3,954,648	514,104

28 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-76, IO, 3.50%, 5/20/43	$1,525,738	$174,682
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	1,840,297	166,492
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	2,188,915	136,895
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	922,526	79,060
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	3,187,486	206,485
Ser. 183, Class AI, IO, 3.50%, 10/20/39	1,934,268	70,858
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	622,348	2,127
Ser. 18-H13, Class NI, IO, 3.124%, 8/20/68	7,270,966	730,361
Ser. 16-H02, Class BI, IO, 3.052%, 11/20/65	9,442,798	824,819
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	1,264,303	31,608
Ser. 16-H13, Class IK, IO, 2.632%, 6/20/66	13,673,889	1,691,952
Ser. 16-H23, Class NI, IO, 2.617%, 10/20/66	8,668,802	846,075
Ser. 16-H08, Class AI, IO, 2.556%, 8/20/65	8,421,469	529,315
Ser. 18-H05, Class AI, IO, 2.531%, 2/20/68	10,767,695	1,275,299
Ser. 16-H22, Class AI, IO, 2.502%, 10/20/66	6,128,574	598,915
Ser. 17-H11, Class NI, IO, 2.426%, 5/20/67	4,499,963	451,567
Ser. 18-H02, Class EI, IO, 2.371%, 1/20/68	6,722,903	787,840
Ser. 17-H02, Class BI, IO, 2.352%, 1/20/67	2,823,192	284,451
Ser. 18-H02, Class GI, IO, 2.32%, 12/20/67	9,336,289	1,037,775
Ser. 17-H16, Class BI, IO, 2.299%, 8/20/67	9,271,931	1,047,413
Ser. 17-H06, Class BI, IO, 2.258%, 2/20/67	11,770,552	1,166,243
Ser. 16-H11, Class HI, IO, 2.102%, 1/20/66	2,845,970	200,191
Ser. 17-H03, Class DI, IO, 2.07%, 12/20/66	4,103,862	428,209
Ser. 15-H15, Class JI, IO, 1.97%, 6/20/65	10,045,201	891,009
Ser. 15-H19, Class NI, IO, 1.924%, 7/20/65	13,657,016	1,118,510
Ser. 15-H25, Class EI, IO, 1.865%, 10/20/65	9,651,842	772,147
Ser. 15-H18, Class IA, IO, 1.857%, 6/20/65	7,518,748	431,576
Ser. 17-H14, Class DI, IO, 1.726%, 6/20/67	5,002,716	296,326
Ser. 15-H09, Class BI, IO, 1.701%, 3/20/65	11,075,745	795,383
Ser. 15-H25, Class AI, IO, 1.631%, 9/20/65	11,134,561	790,554
Ser. 15-H10, Class EI, IO, 1.629%, 4/20/65	10,506,203	452,639
Ser. 14-H14, Class CI, IO, 1.59%, 7/20/64	11,138,716	484,356
Ser. 15-H28, Class DI, IO, 1.56%, 8/20/65	8,096,628	545,267
Ser. 11-H15, Class AI, IO, 1.545%, 6/20/61	5,982,811	293,642
Ser. 11-H08, Class GI, IO, 1.27%, 3/20/61 W	6,669,785	270,793
Ser. 10-151, Class KO, PO, zero %, 6/16/37	451,231	419,275
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO,
0.431%, 9/19/27 W	75,783	284
		92,138,220
Commercial mortgage-backed securities (13.9%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.425%, 1/15/49 W	110,003	2
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB
Ser. 05-1, Class B, 5.482%, 11/10/42 W	2,019,820	1,524,964
BANK
FRB Ser. 19-BN20, Class XA, IO, 0.838%, 9/15/62 W	10,515,311	646,692
FRB Ser. 17-BNK9, Class XA, IO, 0.804%, 11/15/54 W	45,798,240	2,057,930
FRB Ser. 18-BN10, Class XA, IO, 0.733%, 2/15/61 W	37,869,421	1,677,187

Fixed Income Absolute Return Fund 29

	Principal
MORTGAGE-BACKED SECURITIES (42.0%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO,
1.597%, 8/15/52 W	$5,433,305	$590,776
Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 07-T26, Class AJ, 5.432%, 1/12/45 W	1,777,000	1,403,830
Bear Stearns Commercial Mortgage Securities Trust 144A FRB
Ser. 06-PW11, Class B, 5.518%, 3/11/39 (In default) † W	632,959	449,401
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA,
IO, 0.719%, 1/15/53 W	10,785,160	552,058
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO,
1.686%, 5/10/58 W	6,718,101	475,086
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D,
5.739%, 12/15/47 W	453,000	453,000
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC21, Class XA, IO, 1.171%, 5/10/47 W	10,278,778	345,606
FRB Ser. 14-GC19, Class XA, IO, 1.141%, 3/10/47 W	15,002,157	477,519
FRB Ser. 13-GC17, Class XA, IO, 1.029%, 11/10/46 W	11,552,137	301,169
FRB Ser. 19-GC43, Class XA, IO, 0.629%, 11/10/52 W	27,586,547	1,296,568
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47 W	466,000	445,324
FRB Ser. 12-GC8, Class XA, IO, 1.756%, 9/10/45 W	7,001,233	162,471
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.783%, 5/10/47 W	1,793,000	1,758,442
FRB Ser. 18-COR3, Class C, 4.561%, 5/10/51 W	810,000	813,402
FRB Ser. 15-LC19, Class C, 4.236%, 2/10/48 W	1,031,000	1,043,599
FRB Ser. 14-UBS4, Class XA, IO, 1.103%, 8/10/47 W	6,306,763	201,729
FRB Ser. 14-LC15, Class XA, IO, 1.089%, 4/10/47 W	10,093,549	301,797
FRB Ser. 14-CR20, Class XA, IO, 1.023%, 11/10/47 W	23,420,219	772,165
FRB Ser. 14-CR19, Class XA, IO, 0.977%, 8/10/47 W	21,704,121	629,854
FRB Ser. 13-CR11, Class XA, IO, 0.922%, 8/10/50 W	51,344,356	1,175,683
FRB Ser. 15-CR23, Class XA, IO, 0.893%, 5/10/48 W	20,771,476	663,346
FRB Ser. 15-CR22, Class XA, IO, 0.89%, 3/10/48 W	12,459,230	386,236
FRB Ser. 14-UBS6, Class XA, IO, 0.888%, 12/10/47 W	21,758,910	597,652
FRB Ser. 15-LC21, Class XA, IO, 0.693%, 7/10/48 W	34,822,606	907,122
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class E, 4.886%, 11/10/46 W	523,000	319,389
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47 W	1,498,000	1,202,033
FRB Ser. 12-CR3, Class E, 4.751%, 10/15/45 W	400,000	215,810
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	798,527
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41 W	4,649,202	2,589,140
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39 W	19,946	19,928
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.173%, 5/15/38 W	373,851	7,327
CSAIL Commercial Mortgage Trust
FRB Ser. 19-C16, Class XA, IO, 1.566%, 6/15/52 W	7,970,317	832,083
Ser. 15-C1, Class XA, IO, 0.834%, 4/15/50 W	19,750,265	577,913
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.768%, 4/15/50 W	925,000	612,361
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.335%, 8/10/44 W	2,332,000	2,172,925

30 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.0%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Federal Home Loan Mortgage Corporation Multifamily
Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO,
0.886%, 9/25/29 W	$12,920,390	$880,787
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.692%, 6/10/47 W	1,567,000	1,490,355
FRB Ser. 14-GC18, Class XA, IO, 1.007%, 1/10/47 W	19,200,075	483,842
FRB Ser. 15-GC30, Class XA, IO, 0.749%, 5/10/50 W	18,503,159	521,869
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D,
4.532%, 9/10/47 W	662,000	251,560
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class C, 4.81%, 2/15/47 W	870,000	760,276
FRB Ser. 13-C12, Class B, 4.099%, 7/15/45 W	1,401,000	1,463,462
FRB Ser. 14-C24, Class XA, IO, 0.918%, 11/15/47 W	33,924,162	802,106
FRB Ser. 14-C19, Class XA, IO, 0.743%, 4/15/47 W	14,705,269	233,255
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.702%, 8/15/46 W	1,591,000	1,165,995
FRB Ser. 14-C25, Class D, 3.95%, 11/15/47 W	1,090,000	755,132
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-C10, Class XA, IO, 0.966%, 12/15/47 W	29,242,513	523,441
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.169%, 2/12/51 W	500,000	180,000
FRB Ser. 12-C8, Class D, 4.67%, 10/15/45 W	2,496,000	2,049,683
FRB Ser. 12-LC9, Class D, 4.418%, 12/15/47 W	327,000	306,910
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.165%, 2/15/40 W	103,082	11
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	679,809	405,823
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 4.942%, 2/15/47 W	785,000	827,438
FRB Ser. 14-C17, Class C, 4.479%, 8/15/47 W	946,000	862,105
FRB Ser. 15-C26, Class XA, IO, 1.023%, 10/15/48 W	15,111,632	582,588
FRB Ser. 13-C13, Class XA, IO, 0.957%, 11/15/46 W	47,084,434	1,130,982
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.906%, 4/15/47 W	704,000	598,766
FRB Ser. 13-C12, Class E, 4.763%, 10/15/46 W	1,012,000	607,200
FRB Ser. 12-C5, Class E, 4.675%, 8/15/45 W	775,000	751,903
FRB Ser. 12-C6, Class D, 4.606%, 11/15/45 W	624,000	592,800
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46 W	453,000	240,745
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46 W	4,328,000	3,037,936
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46 W	2,461,000	1,063,279
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	642,353	632,797
FRB Ser. 16-UB12, Class XA, IO, 0.753%, 12/15/49 W	24,787,942	786,844
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.419%, 3/15/45 W	603,000	301,500
FRB Ser. 12-C4, Class XA, IO, 2.062%, 3/15/45 W	3,858,213	69,310
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.899%, 3/25/50	1,068,000	1,011,645
FRB Ser. 19-01, Class M10, 3.399%, 10/15/49	1,019,000	934,933

Fixed Income Absolute Return Fund 31

	Principal
MORTGAGE-BACKED SECURITIES (42.0%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.036%, 12/15/50 W	$12,081,354	$649,649
FRB Ser. 18-C8, Class XA, IO, 0.875%, 2/15/51 W	16,347,104	831,070
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.03%, 8/10/49 W	921,000	891,184
FRB Ser. 12-C2, Class XA, IO, 1.293%, 5/10/63 W	7,117,680	122,791
FRB Ser. 13-C5, Class XA, IO, 0.94%, 3/10/46 W	37,955,720	620,963
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1,
Class D, 6.05%, 1/10/45 W	646,000	560,314
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO,
0.266%, 11/15/48 W	3,697,892	111
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-NXS3, Class B, 4.486%, 9/15/57 W	656,000	714,638
FRB Ser. 13-LC12, Class C, 4.275%, 7/15/46 W	749,000	644,442
FRB Ser. 16-BNK1, Class XA, IO, 1.745%, 8/15/49 W	14,700,743	1,173,119
FRB Ser. 14-LC16, Class XA, IO, 1.09%, 8/15/50 W	20,746,935	655,948
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12,
Class D, 4.275%, 7/15/46 W	2,166,000	866,400
WF-RBS Commercial Mortgage Trust
Ser. 12-C6, Class B, 4.697%, 4/15/45	624,000	642,522
FRB Ser. 12-C10, Class C, 4.363%, 12/15/45 W	401,000	231,444
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class D, 5.221%, 6/15/44 W	771,000	629,075
Ser. 11-C4, Class E, 5.221%, 6/15/44 W	377,000	210,829
FRB Ser. 12-C7, Class D, 4.81%, 6/15/45 W	1,621,000	899,464
FRB Ser. 13-C15, Class D, 4.494%, 8/15/46 W	2,015,000	1,034,531
FRB Ser. 12-C10, Class D, 4.428%, 12/15/45 W	1,940,000	698,431
FRB Ser. 12-C10, Class E, 4.428%, 12/15/45 W	1,658,000	324,957
FRB Ser. 11-C5, Class XA, IO, 1.674%, 11/15/44 W	8,455,081	67,311
FRB Ser. 12-C9, Class XB, IO, 0.715%, 11/15/45 W	46,094,000	576,175
		70,810,692
Residential mortgage-backed securities (non-agency) (10.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 0.339%, 5/25/47	1,528,673	769,295
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49 W	564,464	580,114
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4,
(1 Month US LIBOR + 0.24%), 0.389%, 6/25/36	1,020,000	934,901
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.914%, 4/25/37 W	505,457	491,964
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%),
0.499%, 3/25/37	898,210	826,196
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.507%, 6/25/46 W	487,616	466,307
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
1.822%, 6/25/46	2,015,599	1,763,955
FRB Ser. 05-27, Class 1A1, 1.821%, 8/25/35 W	661,681	550,379
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
0.481%, 11/20/35	2,372,128	2,174,306

32 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.0%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%),
0.339%, 8/25/46	$478,947	$481,341
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
0.339%, 8/25/46	208,671	200,037
Countrywide Home Loans Mortgage Pass-Through Trust FRB
Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.769%, 4/25/35	374,442	318,852
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 10.148%, 7/25/28	649,876	681,776
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 9.499%, 4/25/28	1,532,308	1,805,435
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B,
(1 Month US LIBOR + 9.20%), 9.349%, 10/25/27	988,929	1,089,357
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 7.699%, 12/25/27	790,820	810,459
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3,
(1 Month US LIBOR + 6.35%), 6.499%, 9/25/28	195,039	206,335
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1,
(1 Month US LIBOR + 5.15%), 5.299%, 10/25/29	300,000	309,598
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2,
Class M3B, (1 Month US LIBOR + 5.15%), 5.299%, 11/25/28	280,000	277,813
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3,
(1 Month US LIBOR + 5.00%), 5.149%, 12/25/28	3,735,166	3,909,333
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3,
(1 Month US LIBOR + 4.65%), 4.799%, 10/25/28	245,626	255,130
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class B1,
(1 Month US LIBOR + 4.35%), 4.499%, 9/25/30	268,000	251,605
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3,
(1 Month US LIBOR + 4.15%), 4.299%, 1/25/25	111,875	113,035
Structured Agency Credit Risk Debt FRN Ser. 16-HQA4, Class M3,
(1 Month US LIBOR + 3.90%), 4.049%, 4/25/29	477,371	492,477
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 3.999%, 3/25/29	360,000	372,135
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3,
(1 Month US LIBOR + 3.80%), 3.949%, 3/25/29	338,786	350,145
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3,
(1 Month US LIBOR + 3.75%), 3.899%, 9/25/24	2,180,000	2,224,071
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B,
(1 Month US LIBOR + 2.50%), 2.649%, 3/25/30	1,229,000	1,217,172
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 2.449%, 9/25/30	532,369	520,878
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2,
(1 Month US LIBOR + 1.80%), 1.949%, 7/25/30	353,969	345,838
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3,
4.75%, 8/25/57 W	340,000	348,078
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 3.849%, 12/25/30	877,000	818,069
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 2.799%, 1/25/49	220,787	217,225

Fixed Income Absolute Return Fund 33

	Principal
MORTGAGE-BACKED SECURITIES (42.0%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 2.599%, 3/25/49	$86,557	$85,205
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2,
(1 Month US LIBOR + 2.35%), 2.499%, 2/25/49	124,514	122,299
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2,
(1 Month US LIBOR + 2.30%), 2.449%, 10/25/48	102,900	100,006
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5,
Class M1, (STOCKHOLM IBOR 3 Month + 1.30%), 1.387%, 10/25/50	463,000	463,434
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 12.399%, 9/25/28	1,580,987	1,862,131
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 11.899%, 10/25/28	834,848	987,574
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 6.049%, 10/25/28	969,463	1,021,683
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 5.849%, 4/25/28	844,791	894,420
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 5.699%, 4/25/28	150,685	158,039
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 5.649%, 9/25/29	441,000	450,021
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2,
(1 Month US LIBOR + 5.00%), 5.149%, 11/25/24	9,758	9,978
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2,
(1 Month US LIBOR + 4.90%), 5.049%, 11/25/24	887,565	905,407
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
(1 Month US LIBOR + 4.55%), 4.699%, 2/25/25	47,286	48,030
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 4.599%, 1/25/29	298,515	308,230
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2,
(1 Month US LIBOR + 4.40%), 4.549%, 1/25/24	1,902,742	1,800,373
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2,
(1 Month US LIBOR + 4.35%), 4.499%, 5/25/29	673,052	694,970
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
(1 Month US LIBOR + 4.30%), 4.449%, 2/25/25	149,745	151,886
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 4.399%, 4/25/29	1,078,976	1,114,688
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2,
(1 Month US LIBOR + 4.25%), 4.399%, 1/25/29	536,862	554,183
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 4.149%, 5/25/25	11,342	11,423
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 4.149%, 5/25/25	113,165	114,490
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 3.749%, 1/25/30	370,000	349,267
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 3.699%, 7/25/29	141,005	144,905
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2,
(1 Month US LIBOR + 2.90%), 3.049%, 7/25/24	969,729	965,059

34 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.0%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2,
(1 Month US LIBOR + 2.60%), 2.749%, 5/25/24	$266,193	$263,197
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2,
(1 Month US LIBOR + 2.50%), 2.649%, 5/25/30	488,350	482,035
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 2.499%, 1/25/31	354,505	346,086
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2,
(1 Month US LIBOR + 2.25%), 2.399%, 7/25/30	177,421	174,749
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2,
(1 Month US LIBOR + 2.20%), 2.349%, 8/25/30	642,855	627,616
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2,
(1 Month US LIBOR + 2.10%), 2.249%, 3/25/31	289,173	282,044
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1,
(1 Month US LIBOR + 3.25%), 3.399%, 1/25/40	1,249,000	976,742
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 2.599%, 7/25/31	191,398	189,724
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2,
(1 Month US LIBOR + 2.15%), 2.299%, 11/25/39	810,197	729,959
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2,
(1 Month US LIBOR + 2.00%), 2.149%, 1/25/40	290,000	281,300
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	946,594	946,098
GSAA Home Equity Trust
Ser. 06-15, Class AF3A, 5.882%, 9/25/36 W	855,905	406,710
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%),
0.399%, 1/25/36	607,785	328,588
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 0.667%, 5/19/35	912,215	471,967
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3,
3.196%, 5/25/65 W	647,000	646,504
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 0.349%, 6/25/37	627,254	301,562
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1,
(1 Month US LIBOR + 0.22%), 0.364%, 5/25/46	793,831	698,571
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3,
2.911%, 5/25/60 W	381,000	382,729
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%),
0.359%, 8/25/36	422,687	401,553
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
0.329%, 1/25/37	617,124	539,739
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.372%, 12/25/35 W	525,898	511,807
FRB Ser. 05-AR10, Class 1A3, 3.035%, 9/25/35 W	402,786	404,836
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
0.639%, 10/25/45	799,859	777,298
		50,662,726
Total mortgage-backed securities (cost $225,679,899)		$213,611,638

Fixed Income Absolute Return Fund 35

	Principal
CORPORATE BONDS AND NOTES (26.6%)*	amount	Value
Basic materials (2.2%)
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	$34,000	$34,680
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch
Holding B BV 144A company guaranty sr. unsec. notes
4.75%, 6/15/27	980,000	1,026,550
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/25	404,000	396,324
CF Industries, Inc. company guaranty sr. unsec. notes
3.45%, 6/1/23	1,680,000	1,717,800
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	257,000	269,529
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	1,152,000	1,173,600
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	1,100,000	1,128,600
Novelis Corp. 144A company guaranty sr. unsec. notes
4.75%, 1/30/30	1,705,000	1,729,066
SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)	900,000	928,125
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes
5.125%, 12/1/27	960,000	994,867
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	1,520,000	1,638,104
		11,037,245
Capital goods (1.4%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27	1,350,000	1,390,500
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.625%, 7/1/27	793,000	832,650
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	120,000	121,470
Crown Americas, LLC/Crown Americas Capital Corp. VI company
guaranty sr. unsec. notes 4.75%, 2/1/26	1,105,000	1,146,438
Owens-Brockway Glass Container, Inc. 144A company guaranty sr.
unsec. notes 5.875%, 8/15/23	1,025,000	1,078,428
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. notes 6.25%, 5/15/26	218,000	228,364
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25	1,750,000	1,785,368
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	520,000	542,095
		7,125,313
Communication services (1.5%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	885,000	920,400
Charter Communications Operating, LLC/Charter
Communications Operating Capital company guaranty sr. notes
3.75%, 2/15/28	1,048,000	1,153,065
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 3/15/26	750,000	774,300
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes
4.625%, 9/15/27	899,000	916,980
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	265,000	335,225
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	1,045,000	1,191,300

36 Fixed Income Absolute Return Fund

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27	$526,000	$561,505
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28	374,000	400,702
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	1,347,000	1,424,453
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27	80,000	78,520
		7,756,450
Consumer cyclicals (4.0%)
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,116,000	1,160,255
BMW US Capital, LLC 144A company guaranty sr. unsec. notes
2.00%, 4/11/21	1,245,000	1,252,669
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22	765,000	663,638
Discovery Communications, LLC company guaranty sr. unsec.
unsub. notes 3.625%, 5/15/30	377,000	417,118
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	1,000,000	1,042,290
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	842,000	895,164
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	945,000	1,013,513
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24	483,000	503,069
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. sub. notes 4.625%, 4/1/25	869,000	877,047
iHeartCommunications, Inc. company guaranty sr. notes
6.375%, 5/1/26	960,000	999,600
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	1,171,000	1,318,839
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)	195,000	216,938
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R	680,000	697,000
Lennar Corp. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24	1,121,000	1,259,724
Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22	565,000	593,925
Mattel, Inc. 144A company guaranty sr. unsec. notes
6.75%, 12/31/25	945,000	993,904
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	288,000	288,360
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	450,000	464,344
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	1,519,000	1,754,445
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24	1,140,000	1,137,691
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	710,600
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds
5.00%, 10/1/29	837,000	887,220
Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes
5.50%, 7/15/30	123,000	131,610

Fixed Income Absolute Return Fund 37

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Consumer cyclicals cont.
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	$445,000	$458,906
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	520,000	543,400
		20,281,269
Consumer staples (2.5%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 4.375%, 1/15/28 (Canada)	165,000	167,063
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons,
LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	2,280,000	2,351,011
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	890,000	907,800
Kraft Heinz Co. (The) company guaranty sr. unsec. notes
3.00%, 6/1/26	2,300,000	2,337,200
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	851,000	883,857
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	535,672
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28	762,000	788,937
Mead Johnson Nutrition Co. company guaranty sr. unsec. unsub.
notes 3.00%, 11/15/20	1,875,000	1,876,658
Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22	420,000	441,263
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	710,000	848,304
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	205,000	240,106
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	1,093,000	1,164,045
		12,541,916
Energy (2.5%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)	447,000	461,217
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	1,119,000	1,266,399
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	930,000	1,042,081
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	670,000	675,509
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	975,000	1,011,563
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	501,000	355,710
Hess Midstream Operations LP 144A company guaranty sr. unsec.
sub. notes 5.625%, 2/15/26	1,591,000	1,591,000
Indigo Natural Resources, LLC 144A sr. unsec. notes
6.875%, 2/15/26	467,000	458,828
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	1,010,000	977,175
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	428,700
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	174,000	209,670
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	488,000	549,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	273,000	286,991
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	78,000	86,971
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	956,000	33,460

38 Fixed Income Absolute Return Fund

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB
5.95%, 1/28/31 (Mexico)	$483,000	$404,271
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	133,000	122,732
Shell International Finance BV company guaranty sr. unsec. unsub.
notes 1.875%, 5/10/21 (Netherlands)	29,000	29,230
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.50%, 1/15/28	368,000	333,040
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	680,000	671,500
Total Capital International SA company guaranty sr. unsec. unsub.
notes 2.75%, 6/19/21 (France)	670,000	680,313
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	1,010,000	1,012,939
		12,688,299
Financials (8.0%)
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	540,000	745,396
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,209,000	1,374,013
American Express Co. sr. unsec. notes 2.65%, 12/2/22	1,280,000	1,340,706
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	1,096,000	1,225,333
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	1,396,000	1,419,009
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%,
4/13/21 (Canada)	865,000	876,188
Bank of Nova Scotia (The) sr. unsec. notes 2.00%,
11/15/22 (Canada)	845,000	873,292
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,658,000	1,850,743
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	1,124,000	1,152,659
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,883,000	2,155,350
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	1,146,000	1,221,923
Diversified Healthcare Trust company guaranty sr. unsec. notes
9.75%, 6/15/25 R	440,000	483,325
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
notes 5.25%, 6/1/25	834,000	911,128
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26	425,000	472,022
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.60%, 12/27/20	1,338,000	1,342,518
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 5/15/26	1,095,000	1,136,063
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%,
perpetual maturity	819,000	837,428
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	483,000	514,370
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	2,655,000	2,746,419
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.75%, 2/25/23	1,285,000	1,379,363
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes
7.125%, 3/15/26	1,000,000	1,108,860
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25 R	1,748,000	1,695,560
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN,
1.90%, 12/1/22 (Canada)	3,100,000	3,198,109

Fixed Income Absolute Return Fund 39

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Financials cont.
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	$1,061,000	$1,088,913
U.S. Bank NA/Cincinnati, OH sr. unsec. notes Ser. BKNT,
3.15%, 4/26/21	2,215,000	2,241,673
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22
(United Kingdom)	4,150,000	4,224,463
UBS Group Funding Switzerland AG company guaranty jr. unsec.
sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	803,000	884,494
Westpac Banking Corp. sr. unsec. unsub. notes 2.65%,
1/25/21 (Australia)	2,285,000	2,297,705
		40,797,025
Health care (1.9%)
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	1,270,000	1,346,371
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	930,000	1,011,375
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	950,000	1,106,500
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21	842,000	850,642
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	141,925
Tenet Healthcare Corp. 144A company guaranty sr. notes
4.875%, 1/1/26	1,655,000	1,678,883
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	1,132,000	1,138,424
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	892,000	917,224
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	237,000	246,621
Upjohn, Inc. 144A company guaranty sr. unsec. notes
2.30%, 6/22/27	340,000	351,690
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	891,000	913,406
		9,703,061
Technology (2.0%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	675,000	687,456
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	398,000	403,384
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	815,000	845,563
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	1,535,000	1,590,690
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	1,338,000	1,371,613
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	1,338,000	1,377,393
Oracle Corp. sr. unsec. unsub. notes 3.625%, 7/15/23	3,675,000	3,987,477
		10,263,576
Utilities and power (0.6%)
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	645,000	691,817
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	755,000	768,213
NRG Energy, Inc. company guaranty sr. unsec. notes
5.75%, 1/15/28	1,410,000	1,520,615
		2,980,645
Total corporate bonds and notes (cost $132,675,293)		$135,174,799

	Principal
SENIOR LOANS (7.2%)*c	amount	Value
Basic materials (0.8%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month
+ 3.00%), 4.00%, 1/31/24	$280,142	$274,749
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month
+ 3.00%), 3.214%, 9/6/24	182,047	173,704

40 Fixed Income Absolute Return Fund

	Principal
SENIOR LOANS (7.2%)*c cont.	amount	Value
Basic materials cont.
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 2.72%, 3/1/26	$985,000	$958,220
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (1 Month
US LIBOR + 2.50%), 4.159%, 2/1/27	1,668,954	1,634,879
Solenis International, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 4.00%), 4.256%, 6/26/25	992,386	965,405
		4,006,957
Capital goods (1.8%)
Berry Global, Inc. bank term loan FRN Ser. W, (BBA LIBOR USD
3 Month + 2.00%), 3.94%, 10/1/22	698,719	690,761
Gardner Denver, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 1.75%), 3.411%, 2/28/27	713,415	688,267
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 3.75%, 3/31/24	658,444	644,658
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.00%), 4.00%, 5/31/25	1,531,651	1,514,420
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.50%), 3.648%, 4/30/26	1,585,570	1,536,021
Thermon Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.75%), 4.75%, 10/30/24	1,004,653	984,560
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	408,920	387,160
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD
3 Month + 2.25%), 3.659%, 5/30/25	248,517	233,399
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD
3 Month + 2.25%), 3.909%, 12/9/25	918,700	862,558
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR
+ 3.00%), 4.655%, 3/2/27	1,504,440	1,465,889
		9,007,693
Communication services (1.0%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.25%), 2.398%, 1/15/26	982,500	945,656
Charter Communications Operating, LLC bank term loan FRN
Ser. B2, (BBA LIBOR USD 3 Month + 1.75%), 3.639%, 2/1/27	744,096	724,167
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.25%), 2.398%, 7/17/25	817,813	787,350
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3,
(BBA LIBOR USD 3 Month + 4.75%), 8.00%, 11/27/23	1,019,814	1,024,913
WideOpenWest Finance, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 4.25%, 8/19/23	976,062	952,271
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR
+ 3.00%), 4.668%, 3/9/27	995,000	957,998
		5,392,355
Consumer cyclicals (1.7%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (1 Month
US LIBOR + 3.75%), 5.404%, 3/4/25	1,000,000	967,500
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 4.75%, 5/5/24	257,993	257,348
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR
+ 2.50%), 4.081%, 10/4/23	993,034	872,381
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 1.75%), 1.899%, 6/21/26	639,438	605,183

Fixed Income Absolute Return Fund 41

	Principal
SENIOR LOANS (7.2%)*c cont.	amount	Value
Consumer cyclicals cont.
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.50%), 2.648%, 1/31/25	$231,495	$223,972
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 3.65%, 11/6/24	1,007,410	996,581
Reynolds Consumer Products, LLC bank term loan FRN (1 Month
US LIBOR + 0.00%), 3.41%, 2/4/27	954,596	935,504
Scientific Games International, Inc. bank term loan FRN Ser. B5,
(BBA LIBOR USD 3 Month + 2.75%), 2.898%, 8/14/24	1,560,688	1,449,002
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.50%), 3.72%, 7/10/25	409,846	409,240
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 5.99%, 12/17/26	1,050,000	1,022,274
Univision Communications, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.75%), 4.75%, 3/24/26	650,794	633,014
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 5.00%, 7/24/24	408,980	392,620
		8,764,619
Consumer staples (0.3%)
1011778 BC, ULC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 1.75%), 3.508%, 11/19/26	887,310	850,524
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 5.25%, 6/21/24	725,625	673,017
		1,523,541
Energy (0.2%)
Prairie ECI Acquiror LP bank term loan FRN (BBA LIBOR USD
3 Month + 4.75%), 4.898%, 3/11/26	1,000,000	892,500
		892,500
Financials (0.1%)
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 1.75%), 1.896%, 12/22/24	634,773	609,064
		609,064
Health care (0.7%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 1.75%), 3.404%, 2/4/27	976,608	954,111
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.00%), 3.80%, 11/15/27	413,542	402,973
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month
+ 2.50%), 3.50%, 8/18/22	1,009,088	1,000,602
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 3.39%, 6/30/25	1,060,919	1,023,787
		3,381,473
Technology (0.4%)
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.25%), 5.25%, 7/30/27	1,025,000	1,020,388
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 4.00%, 11/3/23	763,291	745,057
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 1.75%), 1.898%, 4/29/23	292,306	289,505
		2,054,950

42 Fixed Income Absolute Return Fund

	Principal
SENIOR LOANS (7.2%)*c cont.	amount	Value
Utilities and power (0.2%)
Calpine Construction Finance Co. LP bank term loan FRN
(BBA LIBOR USD 3 Month + 2.00%), 2.148%, 1/15/25	$787,725	$763,109
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR
USD 3 Month + 1.75%), 1.898%, 12/1/25	244,444	238,401
		1,001,510
Total senior loans (cost $36,979,509)		$36,634,662

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (5.4%)*	amount	Value
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)	$540,000	$261,905
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina) (In default) †	795,000	259,687
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)	320,000	352,403
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%,
9/1/24 (Argentina)	405,000	204,356
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%,
2/15/48 (Dominican Republic)	311,000	319,556
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)	358,000	426,915
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)	472,000	532,180
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%,
7/19/28 (Dominican Republic)	157,000	172,702
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%,
1/25/27 (Dominican Republic)	721,000	787,693
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30
(Dominican Republic)	150,000	151,127
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%,
3/1/29 (Egypt)	616,000	640,642
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%,
5/29/24 (Egypt)	550,000	563,226
El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS,
7.625%, 2/1/41 (El Salvador)	1,417,000	1,081,894
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
1/18/27 (El Salvador)	708,000	574,549
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/15/24 (Indonesia)	585,000	670,553
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)	300,000	346,505
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)	310,000	353,794
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)	1,290,000	1,360,937
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)	1,795,000	1,812,950
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%,
12/31/32 (Ivory Coast)	174,300	169,943
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%,
3/15/39 (Jamaica)	416,000	553,280
Jamaica (Government of) sr. unsec. unsub. notes 6.75%,
4/28/28 (Jamaica)	200,000	230,002

Fixed Income Absolute Return Fund 43

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (5.4%)* cont.	amount	Value
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS,
4.875%, 10/14/44 (Kazakhstan)	$420,000	$556,496
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS,
5.125%, 7/21/25 (Kazakhstan)	560,000	650,501
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,291,000	1,575,033
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%,
8/1/29 (Oman)	252,000	229,953
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%,
3/27/27 (Paraguay)	790,000	891,918
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)	603,000	633,753
Qatar (State of) 144A sr. unsec. notes 3.75%, 4/16/30 (Qatar)	320,000	371,517
Qatar (State of) 144A sr. unsec. notes 3.40%, 4/16/25 (Qatar)	320,000	351,001
Saudi Arabia (Kingdom of) 144A sr. unsec. notes 2.90%, 10/22/25
(Saudi Arabia)	3,570,000	3,814,124
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%,
3/13/48 (Senegal)	635,000	619,919
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)	845,000	859,788
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48
(South Africa)	420,000	402,909
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25
(South Africa)	510,000	556,645
Turkey (Republic of) sr. unsec. unsub. notes 6.35%,
8/10/24 (Turkey)	300,000	295,437
United Mexican States sr. unsec. unsub. bonds 3.25%,
4/16/30 (Mexico)	217,000	224,222
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%,
10/27/27 (Uruguay)	2,739,000	3,201,206
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †	431,000	37,713
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%,
11/19/24 (Vietnam)	500,000	557,457
Total foreign government and agency bonds and notes (cost $27,934,334)		$27,656,391

	Principal
ASSET-BACKED SECURITIES (3.2%)*	amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE,
(BBA LIBOR USD 3 Month + 2.90%), 3.125%, 7/25/24	$1,132,000	$1,134,830
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%),
1.049%, 10/25/53	1,115,000	1,115,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
0.949%, 6/25/52	1,311,000	1,304,445
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4,
Class A1, (1 Month US LIBOR + 1.35%), 1.495%, 4/23/23	738,000	737,078
Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 20-2, Class A1, (1 Month US LIBOR + 1.75%),
1.897%, 5/29/22	1,250,000	1,248,438
FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%),
zero %, 8/10/23	800,000	800,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A2, (1 Month
US LIBOR + 1.45%), 1.599%, 7/21/21	1,147,000	1,147,000

44 Fixed Income Absolute Return Fund

	Principal
ASSET-BACKED SECURITIES (3.2%)* cont.	amount	Value
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M3,
4.571%, 6/25/30 W	$267,000	$267,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%),
1.899%, 9/7/21	1,328,000	1,328,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%),
1.649%, 10/10/21	1,245,000	1,245,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%),
1.299%, 6/25/51	1,026,000	1,026,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%),
0.979%, 3/26/21	2,574,000	2,574,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%),
zero %, 12/10/21	1,236,000	1,236,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1,
4.336%, 3/25/22 W	1,000,000	1,015,000
Total asset-backed securities (cost $16,168,999)		$16,177,791

	Principal
CONVERTIBLE BONDS AND NOTES (2.4%)*	amount	Value
Capital goods (—%)
Fortive Corp. cv. company guaranty sr. unsec. notes
0.875%, 2/15/22	$132,000	$131,176
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	74,000	75,943
		207,119
Communication services (0.1%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	154,000	136,122
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	78,000	130,143
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 2.75%, 9/30/50	76,000	81,504
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	21,000	23,475
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds
2.75%, 12/1/49	175,000	174,300
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24	165,000	160,855
		706,399
Consumer cyclicals (0.4%)
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	112,000	140,074
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	168,000	192,272
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26	49,000	58,494
Carnival Corp. 144A cv. company guaranty notes 5.75%, 4/1/23	43,000	66,854
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25	41,000	35,390
Dick’s Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25	64,000	114,440
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	121,000	142,659
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	88,000	104,280
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	175,000	187,141
National Vision Holdings, Inc. 144A cv. sr. unsec. notes
2.50%, 5/15/25	47,000	69,072
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	62,000	71,726
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26	27,000	66,339
RH 144A cv. sr. unsec. notes zero %, 9/15/24	37,000	63,107
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes
2.875%, 11/15/23	152,000	143,560
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25	141,000	206,877

Fixed Income Absolute Return Fund 45

	Principal
CONVERTIBLE BONDS AND NOTES (2.4%)* cont.	amount	Value
Consumer cyclicals cont.
Under Armour, Inc. 144A cv. sr. unsec. notes 1.50%, 6/1/24	$39,000	$55,913
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25	77,000	79,218
		1,797,416
Consumer staples (0.2%)
Bloomin’ Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25	49,000	69,539
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	78,000	78,680
Etsy, Inc. cv. sr. unsec. notes 0.125%, 10/1/26	55,000	86,123
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 6/15/26	135,000	202,013
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25	74,000	70,882
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	200,000	190,701
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	72,000	112,884
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	83,000	175,742
		986,564
Energy (0.1%)
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes
0.25%, 5/15/25	136,000	144,892
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %,
9/15/25 (Israel)	49,000	60,197
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes
0.50%, 1/30/23	54,000	9,447
		214,536
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23 R	100,000	95,768
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub.
notes 3.25%, 3/15/22	46,000	46,622
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22 R	89,000	112,752
JPMorgan Chase Financial Co., LLC cv. company guaranty sr.
unsec. notes 0.25%, 5/1/23	126,000	127,496
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	64,000	63,760
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	55,000	51,634
		498,032
Health care (0.3%)
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes
1.25%, 5/15/27	48,000	46,140
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	87,000	99,029
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	100,000	96,161
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25	49,000	71,194
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	293,000	384,563
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	80,000	97,702
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes
0.50%, 8/15/25	57,000	52,013
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	72,000	73,440
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 0.75%, 6/15/24	72,000	72,803
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes
1.50%, 8/15/24 (Ireland)	142,000	144,914
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	29,000	40,385

46 Fixed Income Absolute Return Fund

	Principal
CONVERTIBLE BONDS AND NOTES (2.4%)* cont.	amount	Value
Health care cont.
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes
0.75%, 8/1/25	$177,000	$179,513
Revance Therapeutics, Inc. 144A cv. sr. unsec. notes 1.75%, 2/15/27	50,000	53,185
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	48,000	60,480
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27	40,000	46,571
		1,518,093
Technology (1.1%)
8x8, Inc. cv. sr. unsec. notes 0.50%, 2/1/24	58,000	56,462
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	293,000	312,411
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	77,000	89,946
Blackline, Inc. cv. sr. unsec. notes 0.125%, 8/1/24	126,000	185,299
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25	48,000	75,704
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	39,000	45,267
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26	147,000	224,634
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %,
11/15/24 (Israel)	84,000	80,411
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	28,000	79,538
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes
0.75%, 8/15/25	148,000	147,943
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	78,000	103,155
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	100,000	109,894
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	73,000	91,368
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25	96,000	122,815
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	86,000	76,926
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	64,000	103,138
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26	122,000	137,213
Microchip Technology, Inc. cv. sr. unsec. sub. notes
1.625%, 2/15/27	36,000	56,543
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	87,000	83,751
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	107,000	183,922
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	42,000	47,959
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	49,000	53,518
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.625%, 10/15/23	127,000	180,965
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	284,000	288,615
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	67,000	74,236
Pluralsight, Inc. cv. sr. unsec. notes 0.375%, 3/1/24	42,000	36,372
Proofpoint, Inc. cv. sr. unsec. notes 0.25%, 8/15/24	130,000	125,335
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	41,000	50,661
Rapid7, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/25	43,000	54,187
RealPage, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	78,000	80,177
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25	156,000	164,547
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes
0.125%, 9/15/24	80,000	127,240
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	68,000	75,608
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26	201,000	374,000
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	368,000	405,037
Synaptics, Inc. cv. sr. unsec. notes 0.50%, 6/15/22	44,000	52,977
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	20,000	78,376

Fixed Income Absolute Return Fund 47

	Principal
CONVERTIBLE BONDS AND NOTES (2.4%)* cont.	amount	Value
Technology cont.
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	$188,000	$187,644
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	92,000	106,278
Vocera Communications, Inc. cv. sr .unsec. unsub. notes
1.50%, 5/15/23	24,000	28,730
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 8/15/25 (Israel)	86,000	85,140
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	83,000	125,518
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	141,000	176,291
Zynga, Inc. cv. sr. unsec. notes 0.25%, 6/1/24	120,000	150,825
		5,496,576
Transportation (0.1%)
Air Transport Services Group, Inc. cv. sr. unsec. notes
1.125%, 10/15/24	56,000	61,714
American Airlines Group, Inc. cv. company guaranty notes
6.50%, 7/1/25	126,000	108,015
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	269,000	359,384
		529,113
Utilities and power (—%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds
2.75%, 6/1/48	118,000	122,720
		122,720
Total convertible bonds and notes (cost $10,520,059)		$12,076,568

PURCHASED SWAP OPTIONS OUTSTANDING (2.1%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(1.315)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.315	$6,323,800	$252,889
0.30/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.30	28,084,300	60,100
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	10,877,400	624,798
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	10,877,400	350,144
(1.3175)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.3175	6,323,800	250,928
(1.232)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.232	2,810,600	146,095
1.232/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.232	2,810,600	97,528
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	10,877,400	16,099
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	10,877,400	11
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988	4,663,100	677,315
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988	4,663,100	98,998
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	8,137,400	50,615
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795	4,467,000	590,448
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575	4,467,000	578,432
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	11,418,300	292,423
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575	4,467,000	98,542
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795	4,467,000	95,460
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	8,782,100	1,587,365
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,450,300	1,267,675

48 Fixed Income Absolute Return Fund

PURCHASED SWAP OPTIONS OUTSTANDING (2.1%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Morgan Stanley & Co. International PLC cont.
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		$3,450,300	$1,246,145
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,450,300	1,077,149
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		5,643,600	331,618
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		5,643,600	198,542
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		3,487,400	3,418
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		8,782,100	351
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		945,000	173,918
UBS AG
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	291,718
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	111,428
Total purchased swap options outstanding (cost $6,559,970)				$10,570,152

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.3%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Bank of America N.A.
AUD/USD (Put)	Nov-20/$0.70	$6,832,112	AUD	9,719,200	$50,868
EUR/USD (Call)	Feb-21/1.23	14,923,485	EUR	12,807,660	36,918
EUR/USD (Call)	Jan-21/1.22	10,036,858	EUR	8,613,850	24,950
GBP/USD (Put)	Dec-20/1.23	7,540,947	GBP	5,822,900	26,380
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	15,823,066	EUR	13,579,700	5,630
EUR/NOK (Put)	Mar-21/NOK 10.45	6,213,352	EUR	5,332,434	27,841
EUR/SEK (Put)	Mar-21/SEK 10.25	4,660,024	EUR	3,999,334	49,820
Goldman Sachs International
USD/CAD (Put)	Jan-21/CAD 1.29	10,217,100		$10,217,100	35,576
USD/MXN (Put)	Apr-21/MXN 20.50	7,796,200		7,796,200	156,290
HSBC Bank USA, National
Association
AUD/USD (Call)	Mar-21/$0.76	9,755,400	AUD	13,877,800	34,610
EUR/USD (Call)	Mar-21/1.20	8,284,455	EUR	7,109,900	67,048
NZD/USD (Call)	Mar-21/0.69	6,227,111	NZD	9,414,334	75,706
USD/KRW (Put)	Mar-21/KRW 1130.00	6,246,400		$6,246,400	114,646
USD/SGD (Put)	Mar-21/SGD 1.35	4,684,800		4,684,800	27,978
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Call)	Dec-20/$102.72	81,000,000		81,000,000	423,954
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Call)	Dec-20/104.06	31,000,000		31,000,000	173,786
USD/MXN (Put)	Apr-21/MXN 20.50	4,164,266		4,164,266	83,210
USD/SGD (Put)	Apr-21/SGD 1.34	4,684,800		4,684,800	29,008
Morgan Stanley & Co.
International PLC
EUR/USD (Call)	Mar-21/$1.23	9,948,990	EUR	8,538,440	29,833
USD/CNH (Put)	Apr-21/CNH 6.65	12,993,700		$12,993,700	121,998
USD/MXN (Put)	Mar-21/MXN 20.75	4,164,268		4,164,268	97,569

Fixed Income Absolute Return Fund 49

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.3%)* cont.	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
UBS AG
EUR/NOK (Put)	Apr-21/NOK 10.45	$6,213,351	EUR	5,332,433	$35,958
EUR/USD (Call)	Feb-21/$1.23	14,923,485	EUR	12,807,660	36,919
Total purchased options outstanding (cost $2,286,765)					$1,766,496

	Principal amount/
SHORT-TERM INVESTMENTS (15.5%)*		shares	Value
Putnam Short Term Investment Fund Class P 0.17% L	Shares	53,791,539	$53,791,539
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.03% P	Shares	980,000	980,000
U.S. Treasury Bills 0.108%, 12/3/20 ∆ §		$1,200,000	1,199,912
U.S. Treasury Bills 0.107%, 12/15/20 ∆ §		900,000	899,909
U.S. Treasury Bills 0.102%, 12/8/20 ∆ §		300,000	299,974
U.S. Treasury Bills 0.099%, 12/10/20 ∆ §		3,600,000	3,599,658
U.S. Treasury Bills 0.095%, 11/19/20 ∆ §		1,800,000	1,799,932
U.S. Treasury Bills 0.094%, 11/5/20 # ∆ § Φ		6,400,000	6,399,961
U.S. Treasury Bills 0.087%, 11/17/20 ∆ §		1,000,000	999,970
U.S. Treasury Bills 0.083%, 11/10/20 ∆ §		1,100,000	1,099,985
U.S. Treasury Bills zero%, 12/3/20 [i]		20,000	19,998
U.S. Treasury Cash Management Bills 0.097%, 1/12/21 ∆ § Φ		2,700,000	2,699,547
U.S. Treasury Cash Management Bills 0.091%, 1/5/21 ∆ §		1,800,000	1,799,712
U.S. Treasury Cash Management Bills 0.087%, 1/19/21 ∆ § Φ		2,900,000	2,899,466
U.S. Treasury Cash Management Bills 0.084%, 1/26/21 ∆		400,000	399,868
Total short-term investments (cost $78,889,249)			$78,889,431

TOTAL INVESTMENTS
Total investments (cost $905,288,163)			$900,365,093

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD/$	United States Dollar

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

50 Fixed Income Absolute Return Fund

FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2019 through October 31, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $508,974,766.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $864,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $10,776,986 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Φ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $184,991 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $11,659,876 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

Fixed Income Absolute Return Fund 51

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $281,152,806 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 10/31/20 (aggregate face value $154,357,294)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/20/21	$834,192	$873,085	$(38,893)
	Canadian Dollar	Sell	1/20/21	2,015,750	2,020,628	4,878
	Czech Koruna	Buy	12/16/20	377,739	403,382	(25,643)
	Euro	Buy	12/16/20	116,119	118,387	(2,268)
	Hong Kong Dollar	Sell	11/18/20	1,447,409	1,447,542	133
	Japanese Yen	Sell	11/18/20	517,647	515,506	(2,141)
	New Zealand Dollar	Sell	1/20/21	565,485	553,810	(11,675)
Barclays Bank PLC
	British Pound	Buy	12/16/20	140,348	144,373	(4,025)
	Canadian Dollar	Sell	1/20/21	725,280	728,491	3,211
	Euro	Sell	12/16/20	3,755,671	3,828,714	73,043
	Japanese Yen	Buy	11/18/20	1,919,392	1,907,787	11,605
	New Zealand Dollar	Buy	1/20/21	1,148,622	1,154,390	(5,768)
	Swedish Krona	Sell	12/16/20	2,080,955	2,121,143	40,188
Citibank, N.A.
	British Pound	Sell	12/16/20	3,078,593	3,166,297	87,704
	Canadian Dollar	Sell	1/20/21	42,800	42,990	190
	Chilean Peso	Buy	1/20/21	1,252,848	1,219,448	33,400
	Euro	Buy	12/16/20	464,941	487,528	(22,587)
	Hong Kong Dollar	Sell	11/18/20	452,544	452,614	70
	Japanese Yen	Buy	11/18/20	1,247,735	1,240,390	7,345
	New Zealand Dollar	Sell	1/20/21	1,407,957	1,413,204	5,247
	Swedish Krona	Sell	12/16/20	1,389,976	1,416,560	26,584
	Swiss Franc	Buy	12/16/20	1,257,718	1,267,708	(9,990)
Credit Suisse International
	Australian Dollar	Sell	1/20/21	16,525	16,896	371
	British Pound	Sell	12/16/20	143,458	152,063	8,605

52 Fixed Income Absolute Return Fund

FORWARD CURRENCY CONTRACTS at 10/31/20 (aggregate face value $154,357,294) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Credit Suisse International cont.
	Canadian Dollar	Sell	1/20/21	$1,559,062	$1,565,896	$6,834
	Euro	Sell	12/16/20	1,637,787	1,659,496	21,709
	New Zealand Dollar	Buy	1/20/21	343,574	345,282	(1,708)
Goldman Sachs International
	Australian Dollar	Sell	1/20/21	284,158	290,177	6,019
	British Pound	Buy	12/16/20	702,908	723,697	(20,789)
	Canadian Dollar	Buy	1/20/21	3,838,598	3,856,003	(17,405)
	Czech Koruna	Sell	12/16/20	337,620	342,578	4,958
	Euro	Sell	12/16/20	1,053,579	1,072,706	19,127
	Japanese Yen	Buy	11/18/20	867,100	861,852	5,248
	New Taiwan Dollar	Sell	2/17/21	1,265,587	1,272,330	6,743
	New Zealand Dollar	Sell	1/20/21	533,281	532,665	(616)
	Norwegian Krone	Buy	12/16/20	327,057	329,249	(2,192)
	Swedish Krona	Buy	12/16/20	2,440,399	2,487,282	(46,883)
	Swiss Franc	Buy	12/16/20	2,243,950	2,261,773	(17,823)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/20/21	1,793,974	1,833,946	(39,972)
	British Pound	Sell	12/16/20	227,693	242,216	14,523
	Canadian Dollar	Buy	1/20/21	1,105,828	1,110,913	(5,085)
	Euro	Buy	12/16/20	1,339,096	1,349,428	(10,332)
	Hong Kong Dollar	Sell	11/18/20	2,616,717	2,616,891	174
	Indian Rupee	Buy	2/17/21	1,259,065	1,265,218	(6,153)
	Indian Rupee	Sell	2/17/21	1,261,302	1,253,386	(7,916)
	Japanese Yen	Buy	11/18/20	2,400,046	2,381,488	18,558
	New Zealand Dollar	Sell	1/20/21	389,795	391,662	1,867
	Norwegian Krone	Buy	12/16/20	562,107	570,707	(8,600)
	South Korean Won	Buy	2/17/21	1,294,175	1,266,591	27,584
	Swedish Krona	Buy	12/16/20	308,091	309,795	(1,704)
	Swiss Franc	Sell	12/16/20	949,759	948,085	(1,674)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/20/21	646,230	660,034	13,804
	British Pound	Buy	12/16/20	1,049,827	1,053,790	(3,963)
	Canadian Dollar	Sell	1/20/21	2,479,121	2,490,967	11,846
	Chinese Yuan (Offshore)	Buy	2/18/21	13,099	16,999	(3,900)
	Euro	Buy	12/16/20	2,280,754	2,342,896	(62,142)
	Indian Rupee	Buy	2/17/21	1,259,065	1,264,709	(5,644)
	Indian Rupee	Sell	2/17/21	1,261,302	1,254,385	(6,917)
	Japanese Yen	Sell	11/18/20	1,089,724	1,075,296	(14,428)
	New Taiwan Dollar	Sell	2/17/21	1,273,334	1,291,426	18,092
	New Zealand Dollar	Buy	1/20/21	17,060	17,147	(87)
	Norwegian Krone	Sell	12/16/20	621,512	661,617	40,105
	South Korean Won	Buy	2/17/21	1,286,317	1,254,108	32,209
	Swedish Krona	Sell	12/16/20	169,731	166,174	(3,557)
	Swiss Franc	Buy	12/16/20	2,526,571	2,546,949	(20,378)

Fixed Income Absolute Return Fund 53

FORWARD CURRENCY CONTRACTS at 10/31/20 (aggregate face value $154,357,294) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	1/20/21	$773,929	$790,410	$(16,481)
	British Pound	Buy	12/16/20	929,825	904,381	25,444
	Canadian Dollar	Buy	1/20/21	1,504,773	1,508,924	(4,151)
	Euro	Buy	12/16/20	174,994	179,015	(4,021)
	Japanese Yen	Buy	11/18/20	318,827	310,436	8,391
	New Zealand Dollar	Buy	1/20/21	1,578,951	1,597,961	(19,010)
	Norwegian Krone	Buy	12/16/20	293,732	315,107	(21,375)
	Swedish Krona	Buy	12/16/20	17,327	30,403	(13,076)
	Swiss Franc	Buy	12/16/20	34,617	39,547	(4,930)
NatWest Markets PLC
	Australian Dollar	Sell	1/20/21	1,566,633	1,601,047	34,414
	British Pound	Buy	12/16/20	962,222	967,361	(5,139)
	Canadian Dollar	Buy	1/20/21	759,220	762,035	(2,815)
	Euro	Sell	12/16/20	2,551,114	2,605,201	54,087
	Japanese Yen	Buy	11/18/20	319,649	315,344	4,305
	Japanese Yen	Sell	11/18/20	317,851	315,954	(1,897)
	New Zealand Dollar	Sell	1/20/21	929,491	933,947	4,456
	Swedish Krona	Sell	12/16/20	1,036,424	1,054,223	17,799
	Swiss Franc	Buy	12/16/20	315,167	314,777	390
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/20/21	2,816,410	2,862,433	46,023
	British Pound	Sell	12/16/20	3,919,258	4,074,422	155,164
	Canadian Dollar	Sell	1/20/21	1,760,074	1,765,044	4,970
	Euro	Sell	12/16/20	9,517,304	9,692,580	175,276
	Hong Kong Dollar	Sell	11/18/20	5,398,063	5,398,442	379
	Japanese Yen	Sell	11/18/20	2,041,836	2,029,608	(12,228)
	New Zealand Dollar	Sell	1/20/21	1,928,741	1,941,030	12,289
	Norwegian Krone	Sell	12/16/20	642,636	628,198	(14,438)
	Swedish Krona	Sell	12/16/20	733,843	765,738	31,895
	Swiss Franc	Buy	12/16/20	2,361,452	2,389,392	(27,940)
Toronto-Dominion Bank
	Australian Dollar	Buy	1/20/21	978,768	999,621	(20,853)
	British Pound	Buy	12/16/20	193,351	190,437	2,914
	Canadian Dollar	Sell	1/20/21	2,725,711	2,737,840	12,129
	Euro	Sell	12/16/20	2,586,673	2,640,125	53,452
	Hong Kong Dollar	Sell	11/18/20	325,645	325,680	35
	New Zealand Dollar	Buy	1/20/21	33,392	33,556	(164)
	Swedish Krona	Buy	12/16/20	19,362	21,475	(2,113)
	Swiss Franc	Buy	12/16/20	2,204,856	2,222,614	(17,758)
UBS AG
	Australian Dollar	Sell	1/20/21	2,979,127	3,017,209	38,082
	Australian Dollar	Buy	3/15/21	1,560,677	1,589,929	(29,252)
	Australian Dollar	Sell	3/15/21	1,560,677	1,601,238	40,561
	British Pound	Sell	12/16/20	332,274	351,816	19,542

54 Fixed Income Absolute Return Fund

FORWARD CURRENCY CONTRACTS at 10/31/20 (aggregate face value $154,357,294) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
UBS AG cont.
	Canadian Dollar	Buy	1/20/21	$1,401,601	$1,408,122	$(6,521)
	Euro	Buy	12/16/20	1,634,989	1,675,425	(40,436)
	Hong Kong Dollar	Sell	11/18/20	1,447,421	1,447,544	123
	Japanese Yen	Buy	11/18/20	3,340,336	3,313,046	27,290
	New Zealand Dollar	Buy	1/20/21	3,020,101	3,035,791	(15,690)
	Norwegian Krone	Sell	12/16/20	1,271,469	1,363,467	91,998
	Swedish Krona	Buy	12/16/20	1,649,663	1,674,326	(24,663)
WestPac Banking Corp.
	Australian Dollar	Sell	1/20/21	208,354	207,134	(1,220)
	British Pound	Buy	12/16/20	822,782	802,839	19,943
	Canadian Dollar	Buy	1/20/21	37,920	38,085	(165)
	Chinese Yuan (Offshore)	Buy	2/18/21	13,114	17,026	(3,912)
	Euro	Sell	12/16/20	791,263	811,061	19,798
	Japanese Yen	Sell	11/18/20	444,595	441,578	(3,017)
	New Zealand Dollar	Sell	1/20/21	364,800	366,605	1,805
Unrealized appreciation						1,454,928
Unrealized (depreciation)						(746,123)
Total						$708,805

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/20
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Canadian Government Bond
5 yr (Long)	47	$4,567,196	$4,568,416	Dec-20	$607
Canadian Government Bond
10 yr (Short)	48	5,441,045	5,441,657	Dec-20	(5,882)
Euro-Bund 10 yr (Short)	41	8,415,249	8,411,278	Dec-20	(160,051)
U.S. Treasury Bond Ultra 30 yr (Long)	6	1,290,000	1,290,000	Dec-20	(39,201)
U.S. Treasury Note 2 yr (Short)	1,243	274,508,781	274,508,781	Dec-20	(1,578)
U.S. Treasury Note Ultra 10 yr (Short)	48	7,549,500	7,549,500	Dec-20	63,642
Unrealized appreciation					64,249
Unrealized (depreciation)					(206,712)
Total					$(142,463)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/20 (premiums $8,744,348)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00	$28,084,300	$21,906
0.60/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.60	28,084,300	46,058
1.525/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.525	12,647,600	253,584

Fixed Income Absolute Return Fund 55

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/20 (premiums $8,744,348) cont.
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		$10,877,400	$4,351
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		1,967,400	92,645
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		1,967,400	126,661
1.5275/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.5275		12,647,600	251,308
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	296,679
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	425,118
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		10,877,400	958,734
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		32,549,500	9,439
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	123,410
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	458,298
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$6,308,900	1,325
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		6,308,900	59,556
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		2,082,300	62,927
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		3,327,300	66,413
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	66,723
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$3,327,300	129,964
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		2,082,300	150,675
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		22,836,700	196,852
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	1,331,425
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		$13,949,800	14
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	29,172
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	30,035
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	101,528
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	310,285
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	360,774
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	368,055
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,450,300	996,033
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		3,450,300	1,222,441
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,450,300	1,244,903
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		306,100	29,796
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		612,300	100,429
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		12,465,000	100,842
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		6,511,700	238,979
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		6,511,700	518,853
Total				$10,786,190

56 Fixed Income Absolute Return Fund

WRITTEN OPTIONS OUTSTANDING at 10/31/20 (premiums $985,213)
	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value
Bank of America N.A.
AUD/USD (Put)	Nov-20/$0.68	$3,416,056	AUD	4,859,600	$6,804
EUR/USD (Call)	Feb-21/1.27	14,923,485	EUR	12,807,660	11,262
GBP/USD (Put)	Dec-20/1.20	7,540,947	GBP	5,822,900	11,791
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	15,823,066	EUR	13,579,700	791
EUR/SEK (Put)	Mar-21/SEK 9.90	4,660,024	EUR	3,999,334	10,843
Goldman Sachs International
USD/CAD (Put)	Jan-21/CAD 1.26	10,217,100		$10,217,100	14,130
USD/MXN (Put)	Apr-21/MXN 19.00	15,592,500		15,592,500	74,984
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.80	9,755,400	AUD	13,877,800	6,672
EUR/USD (Call)	Mar-21/1.25	8,284,455	EUR	7,109,900	20,122
NZD/USD (Call)	Mar-21/0.73	6,227,111	NZD	9,414,334	17,373
USD/KRW (Put)	Mar-21/KRW 1085.00	6,246,400		$6,246,400	32,719
USD/SGD (Put)	Mar-21/SGD 1.31	4,684,800		4,684,800	7,552
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Dec-20/$102.72	81,000,000		81,000,000	272,160
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Dec-20/104.06	31,000,000		31,000,000	176,204
USD/MXN (Put)	Apr-21/MXN 19.75	4,164,266		4,164,266	44,566
USD/SGD (Put)	Apr-21/SGD 1.31	4,684,800		4,684,800	7,861
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Mar-21/$1.27	9,948,990	EUR	8,538,440	10,183
USD/CNH (Put)	Apr-21/CNH 6.50	12,993,700		$12,993,700	45,699
USD/MXN (Put)	Mar-21/MXN 19.75	4,164,268		4,164,268	38,898
UBS AG
EUR/USD (Call)	Feb-21/$1.27	14,923,485	EUR	12,807,660	11,263
Total					$821,877

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/20
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	$(512,677)	$1,057,856
2.2275/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		$37,416,800	(345,170)	1,032,330
1.053/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	505,937
(0.925)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		$6,653,800	(476,412)	208,464

Fixed Income Absolute Return Fund 57

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A. cont.
(0.85)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		$3,388,500	$(247,361)	$116,429
(0.765)/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765		3,650,900	(86,526)	44,431
(1.275)/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	43,409
(0.003)/6 month JPY-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/0.003	JPY	176,833,300	(13,922)	(659)
(2.3075)/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		$2,249,900	(50,902)	(5,760)
0.003/6 month JPY-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/0.003	JPY	176,833,300	(13,922)	(11,891)
0.765/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765		$3,650,900	(86,526)	(39,430)
1.275/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	(88,227)
0.85/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		3,388,500	(247,361)	(109,415)
(1.053)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	(155,565)
0.925/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		$6,653,800	(476,412)	(191,363)
(1.304)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(256,339)	(210,709)
(2.2275)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		$37,416,800	(345,170)	(343,112)
2.3075/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		2,249,900	(1,057,849)	(460,127)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	109,778
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	(58,586)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		$1,026,000	(132,098)	166,540
(0.688)/3 month USD-LIBOR-BBA/
Nov-30 (Purchased)	Nov-20/0.688		1,782,300	(32,616)	3,208
(0.462)/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462		8,987,000	(87,062)	(5,931)
0.688/3 month USD-LIBOR-BBA/
Nov-30 (Purchased)	Nov-20/0.688		1,782,300	(32,616)	(30,727)
0.462/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462		8,987,000	(87,062)	(44,665)
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(103,739)

58 Fixed Income Absolute Return Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Citibank, N.A. cont.
1.245/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		$26,191,800	$239,655	$229,702
(1.177)/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	30,697
1.177/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	(18,296)
(1.245)/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	(194,081)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(169,452)	139,701
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	132,721
(0.42)/3 month USD-LIBOR-BBA/
Nov-25 (Purchased)	Nov-20/0.42		15,245,800	(39,067)	5,793
0.42/3 month USD-LIBOR-BBA/
Nov-25 (Purchased)	Nov-20/0.42		15,245,800	(39,067)	(17,075)
(2.13)/3 month USD-LIBOR-BBA/
Dec-30 (Purchased)	Dec-20/2.13		5,920,400	(83,626)	(83,359)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(95,816)
(1.727)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(276,261)	(101,357)
0.555/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	5,544,800	418,666	120,695
(0.555)/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	5,544,800	418,666	(95,123)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162		$16,410,700	(2,330,812)	2,018,024
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		5,212,600	(727,809)	1,312,428
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	549,204
2.032/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		$2,348,200	(271,217)	238,530
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(158,620)	178,975
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(98,832)	97,499
(1.445)/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	14,399
1.692/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	11,799
(1.441)/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	519

Fixed Income Absolute Return Fund 59

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
1.441/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	$(87,270)	$(16,772)
(3.162)/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162		$16,410,700	(20,021)	(20,021)
(1.692)/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	(22,777)
1.445/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	(36,139)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		$1,026,000	(110,090)	(88,062)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(177,830)	(111,776)
(2.032)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		2,348,200	(271,217)	(112,385)
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	(183,420)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	(696,351)
3.229/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229		16,410,700	180,025	116,024
(1.232)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	79,095
(1.168)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	76,965
(1.204)/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	71,447
2.975/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975		16,410,700	1,641	1,641
1.232/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	(41,903)
1.204/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	(45,559)
1.168/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	(48,530)
(2.975)/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975		16,410,700	633,125	(689,906)
(3.229)/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229		16,410,700	1,862,614	(1,241,798)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	582,103
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(110,398)	152,494
(2.764)/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764		8,782,100	(14,397)	(14,139)
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(157,183)	(122,279)

60 Fixed Income Absolute Return Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC cont.
2.764/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764		$8,782,100	$(1,714,105)	$(129,712)
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	(161,527)
2.39/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	474,277
(0.005)/6 month JPY-LIBOR-BBA/
Nov-30 (Written)	Nov-20/0.005	JPY	187,612,800	10,924	10,931
0.005/6 month JPY-LIBOR-BBA/
Nov-30 (Written)	Nov-20/0.005	JPY	187,612,800	10,924	1,344
(2.39)/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		$12,167,200	640,603	(735,386)
UBS AG
1.6125/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		5,643,600	(154,804)	176,701
1.175/3 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	2,928,000	(266,169)	67,633
(0.902)/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		$1,749,300	(97,873)	36,980
(0.983)/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		5,830,900	(92,420)	29,913
(0.87)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		14,577,100	(98,323)	19,242
(0.762)/3 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	1,253,600	(115,615)	(13,869)
0.762/3 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	1,253,600	(115,615)	(22,996)
0.8925/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		$4,373,100	(92,710)	(23,527)
(0.8925)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		4,373,100	(92,710)	(23,965)
0.983/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		5,830,900	(92,420)	(36,152)
0.87/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		14,577,100	(98,323)	(39,795)
0.902/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		1,749,300	(97,873)	(47,896)
(1.175)/3 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	2,928,000	(266,169)	(63,726)
(1.6125)/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		$5,643,600	(412,688)	(213,780)
1.30/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		11,992,600	356,251	345,507
1.01/6 month EUR-EURIBOR-Reuters/
Jan-40 (Written)	Jan-30/1.01	EUR	3,513,500	247,571	120,959
(0.958)/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		$3,498,500	92,973	32,991

Fixed Income Absolute Return Fund 61

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
UBS AG cont.
0.43/6 month EUR-EURIBOR-Reuters/
Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	$93,485	$24,948
(0.43)/6 month EUR-EURIBOR-
Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	(2,730)
0.958/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		$3,498,500	92,973	(18,367)
(1.01)/6 month EUR-EURIBOR-
Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	3,513,500	247,571	(213,398)
(1.30)/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		$11,992,600	95,870	(343,586)
Unrealized appreciation					10,790,263
Unrealized (depreciation)					(8,047,242)
Total					$2,743,021

TBA SALE COMMITMENTS OUTSTANDING at 10/31/20 (proceeds receivable $160,673,184)
	Principal	Settlement
Agency	amount	date	Value
Uniform Mortgage-Backed Securities, 4.00%, 11/1/50	$26,000,000	11/12/20	$27,762,108
Uniform Mortgage-Backed Securities, 3.50%, 11/1/50	28,000,000	11/12/20	29,564,063
Uniform Mortgage-Backed Securities, 2.50%, 11/1/50	37,000,000	11/12/20	38,555,154
Uniform Mortgage-Backed Securities, 2.00%, 11/1/50	52,000,000	11/12/20	53,629,061
Uniform Mortgage-Backed Securities, 1.50%, 11/1/50	11,000,000	11/12/20	11,073,908
Total			$160,584,294

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/20
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,493,800	$66,325 E	$(8)	2/2/24	3 month USD-	2.5725% —	$66,316
				LIBOR-BBA —	Semiannually
				Quarterly
3,866,300	168,261 E	(22)	2/2/24	2.528% —	3 month USD-	(168,283)
				Semiannually	LIBOR-BBA —
					Quarterly
8,093,300	545,974 E	(1,638)	12/2/23	3 month USD-	2.536% —	544,336
				LIBOR-BBA —	Semiannually
				Quarterly
2,798,000	124,091 E	(478)	2/2/24	3 month USD-	2.57% —	123,613
				LIBOR-BBA —	Semiannually
				Quarterly
5,041,000	197,154 E	(28)	2/2/24	3 month USD-	2.3075% —	197,125
				LIBOR-BBA —	Semiannually
				Quarterly
7,399,600	290,878 E	(41)	2/9/24	3 month USD-	2.32% —	290,837
				LIBOR-BBA —	Semiannually
				Quarterly

62 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,867,000	$653,823 E	$(64)	11/29/53	2.793% —	3 month USD-	$(653,887)
				Semiannually	LIBOR-BBA —
					Quarterly
991,700	82,708 E	(22)	11/20/39	3 month USD-	2.55% —	82,686
				LIBOR-BBA —	Semiannually
				Quarterly
4,217,500	533,219 E	(60)	12/7/30	2.184% —	3 month USD-	(533,278)
				Semiannually	LIBOR-BBA —
					Quarterly
2,942,500	159,866 E	(33)	6/5/29	3 month USD-	2.2225% —	159,833
				LIBOR-BBA —	Semiannually
				Quarterly
246,100	60,196 E	(8)	6/22/52	2.3075% —	3 month USD-	(60,204)
				Semiannually	LIBOR-BBA —
					Quarterly
977,900	224,223 E	(33)	7/5/52	2.25% —	3 month USD-	(224,256)
				Semiannually	LIBOR-BBA —
					Quarterly
10,198,500	281,581 E	(57)	2/7/24	1.733% —	3 month USD-	(281,637)
				Semiannually	LIBOR-BBA —
					Quarterly
1,560,600	171,838 E	(22)	1/22/31	2.035% —	3 month USD-	(171,860)
				Semiannually	LIBOR-BBA —
					Quarterly
1,874,500	267,791 E	(64)	8/8/52	1.9185% —	3 month USD-	(267,855)
				Semiannually	LIBOR-BBA —
					Quarterly
7,106,500	299,397	(67)	9/18/24	1.43125% —	3 month USD-	(309,587)
				Semiannually	LIBOR-BBA —
					Quarterly
7,106,500	297,691	(67)	9/18/24	1.425% —	3 month USD-	(307,828)
				Semiannually	LIBOR-BBA —
					Quarterly
1,598,400	106,501 E	(55)	9/12/52	1.626% —	3 month USD-	(106,556)
				Semiannually	LIBOR-BBA —
					Quarterly
56,135,500	591,107	(157,315)	10/15/21	3 month USD-	1.316% —	460,345
				LIBOR-BBA —	Semiannually
				Quarterly
58,381,000	736,184	(155,749)	10/21/21	3 month USD-	1.5025% —	601,080
				LIBOR-BBA —	Semiannually
				Quarterly
257,400	38,031 E	(9)	1/16/55	2.032% —	3 month USD-	(38,040)
				Semiannually	LIBOR-BBA —
					Quarterly
110,900	14,841 E	(4)	1/24/55	3 month USD-	1.977% —	14,837
				LIBOR-BBA —	Semiannually
				Quarterly
43,509,700	270,195	23,825	11/3/21	0.83% —	3 month USD-	(246,370)
				Semiannually	LIBOR-BBA —
					Quarterly

Fixed Income Absolute Return Fund 63

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$43,509,700	$487,309	$(80,816)	11/3/21	3 month USD-	1.331% —	$406,493
				LIBOR-BBA —	Semiannually
				Quarterly
683,100	14,215 E	(23)	3/4/52	1.265% —	3 month USD-	14,192
				Semiannually	LIBOR-BBA —
					Quarterly
1,522,400	26,307 E	(22)	3/4/31	3 month USD-	1.101% —	26,286
				LIBOR-BBA —	Semiannually
				Quarterly
52,715,300	206,117	(199)	9/8/21	0.68% —	3 month USD-	(239,361)
				Semiannually	LIBOR-BBA —
					Quarterly
114,009,900	387,634	(430)	10/15/21	0.571% —	3 month USD-	(404,244)
				Semiannually	LIBOR-BBA —
					Quarterly
5,223,400	235,105 E	(178)	1/27/47	3 month USD-	1.27% —	(235,283)
				LIBOR-BBA —	Semiannually
				Quarterly
441,200	19,364 E	(15)	3/7/50	1.275% —	3 month USD-	19,349
				Semiannually	LIBOR-BBA —
					Quarterly
885,400	108,346 E	(30)	3/10/52	0.8725% —	3 month USD-	108,316
				Semiannually	LIBOR-BBA —
					Quarterly
991,100	161,103 E	(34)	3/11/52	0.717% —	3 month USD-	161,070
				Semiannually	LIBOR-BBA —
					Quarterly
1,352,100	4,922 E	(19)	3/17/32	3 month USD-	1.03% —	(4,941)
				LIBOR-BBA —	Semiannually
				Quarterly
598,900	11,451 E	(7)	3/24/32	3 month USD-	1.07% —	(11,458)
				LIBOR-BBA —	Semiannually
				Quarterly
338,400	14,267 E	(5)	3/24/35	3 month USD-	0.968% —	(14,272)
				LIBOR-BBA —	Semiannually
				Quarterly
2,241,000	62,838 E	(32)	4/25/32	0.7925% —	3 month USD-	62,806
				Semiannually	LIBOR-BBA —
					Quarterly
1,953,000	251,293	(85,913)	8/3/50	3 month USD-	0.794% —	(334,640)
				LIBOR-BBA —	Semiannually
				Quarterly
440,400	12,820 E	(9)	6/21/37	3 month USD-	1.232% —	(12,829)
				LIBOR-BBA —	Semiannually
				Quarterly
352,400	12,528 E	(7)	6/20/40	3 month USD-	1.204% —	(12,535)
				LIBOR-BBA —	Semiannually
				Quarterly
341,500	11,959 E	(7)	6/28/37	3 month USD-	1.168% —	(11,966)
				LIBOR-BBA —	Semiannually
				Quarterly

64 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$106,200	$4,026 E	$(2)	7/3/40	3 month USD-	1.177% —	$(4,028)
				LIBOR-BBA —	Semiannually
				Quarterly
15,855,600	85,779	(128)	7/14/25	3 month USD-	0.30% —	(73,584)
				LIBOR-BBA —	Semiannually
				Quarterly
7,318,000	148,702	(97)	7/15/30	3 month USD-	0.645% —	(135,719)
				LIBOR-BBA —	Semiannually
				Quarterly
8,250,400	47,192	(78)	8/31/25	0.3084% —	3 month USD-	46,473
				Semiannually	LIBOR-BBA —
					Quarterly
13,289,500	43,988 E	(74)	7/5/24	0.2429% —	3 month USD-	43,914
				Semiannually	LIBOR-BBA —
					Quarterly
11,281,900	78,296	(91)	8/12/25	3 month USD-	0.277% —	(78,051)
				LIBOR-BBA —	Semiannually
				Quarterly
175,200	7,991 E	3,700	9/2/52	1.188% —	3 month USD-	11,690
				Semiannually	LIBOR-BBA —
					Quarterly
67,585,000	4,731 E	42,524	12/16/22	0.25% —	3 month USD-	37,793
				Semiannually	LIBOR-BBA —
					Quarterly
226,366,000	1,274,441 E	3,043	12/16/25	0.35% —	3 month USD-	1,277,484
				Semiannually	LIBOR-BBA —
					Quarterly
1,238,000	46,697 E	4,968	12/16/50	3 month USD-	1.15% —	(41,730)
				LIBOR-BBA —	Semiannually
				Quarterly
14,422,500	67,930	(136)	10/13/25	0.344% —	3 month USD-	67,019
				Semiannually	LIBOR-BBA —
					Quarterly
32,140,000	616,445 E	(46,219)	12/16/30	0.70% —	3 month USD-	570,226
				Semiannually	LIBOR-BBA —
					Quarterly
27,832,300	13,081	(105)	9/16/22	3 month USD-	0.214% —	(14,178)
				LIBOR-BBA —	Semiannually
				Quarterly
8,846,500	109,785	38,181	10/23/50	3 month USD-	1.241% —	(69,627)
				LIBOR-BBA —	Semiannually
				Quarterly
1,126,000	45,986	2,834	9/30/40	3 month USD-	1.00% —	(42,403)
				LIBOR-BBA —	Semiannually
				Quarterly
11,250,000	236,925 E	(39,909)	12/16/30	0.45% —	Secured	197,016
				Annually	Overnight
					Financing Rate —
					Annually

Fixed Income Absolute Return Fund 65

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$1,101,000	$14,489	$(226)	9/30/40	3 month USD-	1.15% —	$(14,075)
					LIBOR-BBA —	Semiannually
					Quarterly
	15,245,800	22,106	(123)	10/13/25	0.41% —	3 month USD-	20,661
					Semiannually	LIBOR-BBA —
						Quarterly
	24,812,000	85,601	12,740	10/16/25	3 month USD-	0.37% —	(71,574)
					LIBOR-BBA —	Semiannually
					Quarterly
	17,940,000	220,483	(12,217)	10/16/30	0.75% —	3 month USD-	204,494
					Semiannually	LIBOR-BBA —
						Quarterly
	11,447,000	385,306	(30,845)	10/16/50	1.16% —	3 month USD-	350,099
					Semiannually	LIBOR-BBA —
						Quarterly
	75,793,000	17,432	(286)	10/19/22	3 month USD-	0.225% —	(17,993)
					LIBOR-BBA —	Semiannually
					Quarterly
	7,074,000	26,740	(94)	10/23/30	0.838% —	3 month USD-	25,698
					Semiannually	LIBOR-BBA —
						Quarterly
	2,620,000	23,239	(89)	10/23/50	1.2545% —	3 month USD-	22,557
					Semiannually	LIBOR-BBA —
						Quarterly
	4,550,000	30,258	(155)	10/23/50	1.263% —	3 month USD-	29,063
					Semiannually	LIBOR-BBA —
						Quarterly
	4,127,000	15,270	(55)	10/28/30	0.84005% —	3 month USD-	15,028
					Semiannually	LIBOR-BBA —
						Quarterly
	1,695,000	5,695	(22)	11/3/30	0.8454% —	3 month USD-	5,673
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	117,100	1,882 E	(1)	1/30/35	1.692% —	6 month AUD-	(1,884)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	394,200	269 E	(4)	3/5/35	1.47% —	6 month AUD-	(273)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	146,400	616 E	(1)	3/25/35	1.4025% —	6 month AUD-	615
					Semiannually	BBR-BBSW —
						Semiannually
AUD	246,400	4,255 E	(3)	3/28/40	1.445% —	6 month AUD-	4,252
					Semiannually	BBR-BBSW —
						Semiannually
AUD	910,700	31,136 E	(11)	4/1/40	1.1685% —	6 month AUD-	31,125
					Semiannually	BBR-BBSW —
						Semiannually
AUD	13,649,000	103,038 E	(99)	4/29/30	6 month AUD-	1.4275% —	102,939
					BBR-BBSW —	Semiannually
					Semiannually

66 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
AUD	59,000	$737 E	$(1)	7/2/45	1.441% —	6 month AUD-	$736
					Semiannually	BBR-BBSW —
						Semiannually
AUD	6,459,000	26,014 E	1,334	12/16/30	6 month AUD-	0.85% —	27,349
					BBR-BBSW —	Semiannually
					Semiannually
CAD	9,441,000	261,908	(67)	9/18/24	3 month CAD-	1.638% —	271,581
					BA-CDOR —	Semiannually
					Semiannually
CAD	9,441,000	259,711	(67)	9/18/24	3 month CAD-	1.63% —	269,316
					BA-CDOR —	Semiannually
					Semiannually
CAD	12,000	97 E	(70)	12/16/30	1.05% —	3 month CAD-	26
					Semiannually	BA-CDOR —
						Semiannually
CAD	5,694,000	2,735	(34)	10/30/25	0.79% —	3 month CAD-	(2,770)
					Semiannually	BA-CDOR —
						Semiannually
CAD	5,843,000	2,675	(58)	10/30/30	3 month CAD-	1.15% —	2,617
					BA-CDOR —	Semiannually
					Semiannually
CHF	366,000	2,048 E	197	12/16/30	0.30% plus	—	2,245
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CHF	3,768,000	740 E	(39)	12/16/25	0.61% plus	—	700
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CHF	9,483,000	2,999 E	(40)	12/16/22	—	0.741% plus	(3,039)
						6 month CHF-
						LIBOR-BBA —
						Semiannually
EUR	757,000	421,406 E	(29)	11/29/58	1.484% —	6 month	(421,435)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,029,500	510,609	(40)	2/19/50	6 month	1.354% —	522,713
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,137,000	530,186	(43)	3/11/50	1.267% —	6 month	(541,570)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,150,600	514,055	(44)	3/12/50	1.2115% —	6 month	(525,006)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually

Fixed Income Absolute Return Fund 67

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	1,295,500	$534,449	$(50)	3/26/50	1.113% —	6 month	$(544,992)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,120,200	565,692 E	(42)	11/29/58	6 month	1.343% —	565,650
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,336,000	519,477	(51)	2/19/50	1.051% —	6 month	(532,074)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,095,100	430,068 E	(42)	6/7/54	1.054% —	6 month	(430,110)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	999,500	336,509	(38)	2/19/50	0.9035% —	6 month	(344,764)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	531,600	159,537	(20)	2/21/50	0.80% —	6 month	(163,461)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	2,146,300	401,450 E	(82)	8/8/54	0.49% —	6 month	(401,532)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,338,400	112,730 E	(50)	6/6/54	6 month	0.207% —	112,680
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,741,600	173,404	(65)	2/19/50	0.233% —	6 month	(178,518)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	6,306,000	32,462	(56)	10/11/24	—	0.4047%	(32,936)
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	7,327,800	1,667,692	(277)	2/19/50	6 month	0.595% —	1,709,712
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	7,338,000	221,859 E	(91)	1/27/30	6 month	0.352% —	221,768
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually

68 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	835,200	$48,548 E	$(31)	3/4/54	0.134% —	6 month	$(48,579)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	371,500	27,323 E	(14)	3/13/54	—	0.2275%	27,309
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	7,541,000	107,675 E	(91)	4/30/30	0.11475% —	6 month	(107,766)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	2,672,400	11,547 E	(57)	5/13/40	6 month	0.276% —	11,490
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	3,682,000	80,533 E	(58)	6/3/32	6 month	0.024% —	80,475
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,244,000	63,169 E	(47)	6/3/52	0.10% —	6 month	(63,216)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,304,300	11,879 E	(28)	6/24/40	0.315% —	6 month	(11,907)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	7,145,000	105,516 E	(113)	8/15/29	0.189% plus	—	105,403
					6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually
EUR	2,223,000	31,405 E	3,571	12/16/30	—	0.15% plus	(27,834)
						6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	3,514,000	5,525 E	(39)	12/16/25	—	0.456% plus	(5,564)
						6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	8,891,000	5,592 E	(40)	12/16/22	0.518% plus	—	5,552
					6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually
GBP	8,534,000	148,590 E	(62)	1/10/24	6 month GBP-	0.855% —	148,528
					LIBOR-BBA —	Semiannually
					Semiannually

Fixed Income Absolute Return Fund 69

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
GBP	8,616,000	$129,145 E	$(78)	1/10/26	0.965% —	6 month GBP-	$(129,222)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	16,079,000	255,172 E	(117)	1/13/24	6 month GBP-	0.795% —	255,055
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	16,325,000	227,141 E	(148)	1/15/26	0.926% —	6 month GBP-	(227,288)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	1,146,000	88,707	(49)	7/16/50	6 month GBP-	0.423% —	(87,744)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	3,364,000	46,413	(56)	7/16/30	0.32% —	6 month GBP-	44,716
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	3,364,000	46,021	(56)	7/16/30	0.321% —	6 month GBP-	44,311
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	1,146,000	83,229	(49)	7/16/50	6 month GBP-	0.436% —	(82,209)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	1,276,000	99 E	(5,838)	12/16/30	Sterling	0.20% —	(5,739)
					Overnight	Annually
					Index Average —
					Annually
JPY	49,318,800	35,740 E	(14)	8/29/43	0.7495% —	6 month JPY-	(35,755)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	66,881,600	21,177 E	(20)	8/29/43	0.194% —	6 month JPY-	21,157
					Semiannually	LIBOR-BBA —
						Semiannually
NOK	40,393,000	7,193	(34)	6/29/25	0.6925% —	6 month NOK-	(10,007)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	19,535,000	41	(17)	7/10/25	0.655% —	6 month NOK-	(1,337)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	19,535,000	102	(17)	7/13/25	0.655% —	6 month NOK-	(1,233)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	27,591,000	5,722 E	(444)	12/16/30	6 month NOK-	0.95% —	(6,166)
					NIBOR-NIBR —	Annually
					Semiannually
NZD	4,156,000	16,927	(20)	5/15/25	0.215% —	3 month NZD-	(17,771)
					Semiannually	BBR-FRA —
						Quarterly
NZD	2,099,000	14,128	(17)	5/15/30	3 month NZD-	0.595% —	16,956
					BBR-FRA —	Semiannually
					Quarterly

70 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
NZD	2,053,000	$34,873	$(17)	6/5/30	3 month NZD-	0.76125% —	$38,342
					BBR-FRA —	Semiannually
					Quarterly
NZD	4,043,000	34,084	(21)	6/5/25	0.36% —	3 month NZD-	(36,605)
					Semiannually	BBR-FRA —
						Quarterly
NZD	913,000	4,159 E	2,906	12/16/30	0.60% —	3 month NZD-	(1,253)
					Semiannually	BBR-FRA —
						Quarterly
SEK	20,316,000	5,868	(28)	3/3/30	0.286% —	3 month SEK-	(10,075)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	101,018,000	21,115	(39)	3/3/22	3 month SEK-	0.06% —	25,569
					STIBOR-SIDE —	Annually
					Quarterly
SEK	11,147,000	88 E	(6,316)	12/16/30	0.30% —	3 month SEK-	(6,221)
					Annually	STIBOR-SIDE —
						Quarterly
Total			$(490,208)				$673,308

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/20
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$43,248	$42,946	$—	1/12/41	4.50% (1 month	Synthetic TRS	$350
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
2,571,330	2,570,222	—	1/12/40	4.00% (1 month	Synthetic MBX	3,673
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
621,198	620,930	—	1/12/40	4.00% (1 month	Synthetic MBX	887
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
483,410	483,202	—	1/12/40	4.00% (1 month	Synthetic MBX	691
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
18,656,787	18,692,750	—	1/12/41	5.00% (1 month	Synthetic MBX	77,823
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Fixed Income Absolute Return Fund 71

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$2,312,156	$2,316,645	$—	1/12/40	5.00% (1 month	Synthetic MBX	$9,716
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,464,663	1,468,750	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(7,913)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,719,771	5,732,172	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(27,950)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
46,939	46,863	—	1/12/41	5.00% (1 month	Synthetic TRS Index	563
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
29,771	29,722	—	1/12/41	5.00% (1 month	Synthetic TRS Index	357
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
89,497	89,555	—	1/12/39	6.00% (1 month	Synthetic TRS	1,225
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
69,877	69,794	—	1/12/38	6.50% (1 month	Synthetic TRS	821
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,068	20,045	—	1/12/38	6.50% (1 month	Synthetic TRS	236
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
394,984	395,746	—	1/12/41	5.00% (1 month	Synthetic MBX	1,648
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
327,836	328,468	—	1/12/41	5.00% (1 month	Synthetic MBX	1,368
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
472,046	472,956	—	1/12/41	5.00% (1 month	Synthetic MBX	1,969
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
458,923	458,179	—	1/12/41	5.00% (1 month	Synthetic MBX Index	5,504
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

72 Fixed Income Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$40,797	$40,242	$—	1/12/43	3.50% (1 month	Synthetic TRS	$(12)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
366,815	349,330	—	1/12/44	4.00% (1 month	Synthetic TRS	(12,489)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
191,985	190,925	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(1,908)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
204,295	203,168	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(2,030)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
206,240	205,906	—	1/12/41	5.00% (1 month	Synthetic TRS Index	2,474
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
Goldman Sachs International
2,306,770	2,311,217	—	1/12/41	5.00% (1 month	Synthetic MBX	9,622
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
86,189	86,375	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(421)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
229,844	230,343	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,123)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
533,619	534,776	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,608)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,420,401	1,423,480	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,941)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,945,839	1,950,058	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(9,509)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
132,166	131,632	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(1,258)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Fixed Income Absolute Return Fund 73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$43,248	$42,946	$—	1/12/41	(4.50%) 1 month	Synthetic TRS	$(350)
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
261,679	260,234	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(2,600)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
558,448	558,809	—	1/12/39	6.00% (1 month	Synthetic TRS	7,646
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
400,836	401,095	—	1/12/39	6.00% (1 month	Synthetic TRS	5,488
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
222,261	222,405	—	1/12/39	6.00% (1 month	Synthetic TRS	3,043
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
7,460	7,465	—	1/12/39	6.00% (1 month	Synthetic TRS	102
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
279,372	279,040	—	1/12/38	6.50% (1 month	Synthetic TRS	3,284
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
254,925	254,622	—	1/12/38	6.50% (1 month	Synthetic TRS	2,997
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
247,006	246,713	—	1/12/38	6.50% (1 month	Synthetic TRS	2,903
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
196,653	196,420	—	1/12/38	6.50% (1 month	Synthetic TRS	2,312
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
84,374	84,274	—	1/12/38	6.50% (1 month	Synthetic TRS	992
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
261,697	260,252	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(2,600)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

74 Fixed Income Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N. A. cont.
$15,935,935	$15,360,971	$—	12/10/20	2.25% (0.22%) —	US Treasury Bond	$(537,136)
				At maturity	2.25%, 8/15/49 —
					At maturity
JPMorgan Securities LLC
483,325	482,541	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(5,797)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
40,797	40,242	—	1/12/43	(3.50%) 1 month	Synthetic TRS	12
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
183,880	175,115	—	1/12/44	4.00% (1 month	Synthetic TRS	(6,260)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
550,695	524,445	—	1/12/44	(4.00%) 1 month	Synthetic TRS	18,750
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		166,456
Upfront premium (paid)		—		Unrealized (depreciation)		(628,905)
Total		$—		Total		$(462,449)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/20
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	2,421,000	$481,534	$—	7/15/37	1.71% — At	Eurostat Eurozone	$481,534
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,275,000	206,872	(153)	5/15/40	(.961%) — At	Eurostat Eurozone	206,720
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	8,560,000	154,127	(158)	5/15/30	(.655%) — At	Eurostat Eurozone	153,969
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	8,560,000	145,852	(158)	5/15/30	(.6625%) — At	Eurostat Eurozone	145,694
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	2,421,000	193,228	—	7/15/27	(1.40%) — At	Eurostat Eurozone	(193,228)
					maturity	HICP excluding
						tobacco — At
						maturity

Fixed Income Absolute Return Fund 75

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	4,275,000	$370,976	$(202)	5/15/50	1.13% — At	Eurostat Eurozone	$(371,178)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	439,729	(93)	9/15/23	(1.4375%) — At	Eurostat Eurozone	(439,823)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	441,682	(93)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(441,775)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	442,240	(94)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(442,334)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	442,891	(94)	9/15/23	(1.44375%) — At	Eurostat Eurozone	(442,985)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	8,560,000	478,232	(304)	5/15/40	0.935% — At	Eurostat Eurozone	(478,536)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	8,560,000	490,495	(304)	5/15/40	0.93% — At	Eurostat Eurozone	(490,798)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	4,896,000	405,303	(105)	12/15/28	3.665% — At	GBP Non-revised UK	405,198
					maturity	Retail Price Index —
						At maturity
GBP	5,761,000	187,405	(75)	11/15/24	3.385% — At	GBP Non-revised UK	187,330
					maturity	Retail Price Index —
						At maturity
GBP	5,484,000	172,000	(129)	3/15/28	3.34% — At	GBP Non-revised UK	171,871
					maturity	Retail Price Index —
						At maturity
GBP	3,819,000	161,141	(88)	3/15/28	3.4025% — At	GBP Non-revised UK	161,052
					maturity	Retail Price Index —
						At maturity
GBP	2,938,000	103,604	(69)	2/15/28	3.34% — At	GBP Non-revised UK	103,536
					maturity	Retail Price Index —
						At maturity
GBP	2,881,000	92,861	(38)	11/15/24	3.381% — At	GBP Non-revised UK	92,823
					maturity	Retail Price Index —
						At maturity
GBP	2,881,000	86,254	—	12/15/24	3.42% — At	GBP Non-revised UK	86,254
					maturity	Retail Price Index —
						At maturity

76 Fixed Income Absolute Return Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/20 cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
GBP	1,371,000	$54,279	$(32)	3/15/28	3.3875% — At	GBP Non-revised UK	$54,247
					maturity	Retail Price Index —
						At maturity
GBP	1,473,000	503,059	(78)	7/15/49	(3.4425%) — At	GBP Non-revised UK	(503,136)
					maturity	Retail Price Index —
						At maturity
	$880,000	27,799	(32)	9/24/40	(1.922%) — At	USA Non Revised	27,767
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	846,000	3,976	(31)	10/8/40	(2.028)% — At	USA Non Revised	3,945
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	4,145,000	20,393	(42)	11/29/24	(1.703%) — At	USA Non Revised	(20,435)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	4,145,000	35,191	(42)	12/10/24	(1.7625%) — At	USA Non Revised	(35,233)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	13,700,000	576,633	(230)	7/10/30	1.6625% — At	USA Non Revised	(576,863)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	13,715,000	674,915	(229)	6/30/30	1.586% — At	USA Non Revised	(675,145)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
Total			$(2,873)				$(2,829,529)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/20
Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BB/P	$11,962	$175,000	$56,718	5/11/63	300 bp —	$(44,654)
Index						Monthly
CMBX NA BBB–.6	BB/P	22,719	377,000	122,186	5/11/63	300 bp —	(99,247)
Index						Monthly

Fixed Income Absolute Return Fund 77

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A. cont.
CMBX NA BBB–.6	BB/P	$46,609	$755,000	$244,696	5/11/63	300 bp —	$(197,646)
Index						Monthly
CMBX NA BBB–.6	BB/P	44,403	779,000	252,474	5/11/63	300 bp —	(207,617)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6	A/P	3,274	27,000	3,380	5/11/63	200 bp —	(99)
Index						Monthly
CMBX NA A.6	A/P	8,498	71,000	8,889	5/11/63	200 bp —	(364)
Index						Monthly
CMBX NA A.6	A/P	16,700	141,000	17,653	5/11/63	200 bp —	(899)
Index						Monthly
CMBX NA A.6	A/P	16,832	141,000	17,653	5/11/63	200 bp —	(766)
Index						Monthly
CMBX NA A.6	A/P	17,071	143,000	17,904	5/11/63	200 bp —	(777)
Index						Monthly
CMBX NA A.6	A/P	18,800	160,000	20,032	5/11/63	200 bp —	(1,170)
Index						Monthly
CMBX NA A.6	A/P	27,303	163,000	20,408	5/11/63	200 bp —	6,958
Index						Monthly
CMBX NA A.6	A/P	20,353	167,000	20,908	5/11/63	200 bp —	(490)
Index						Monthly
CMBX NA A.6	A/P	36,613	207,000	25,916	5/11/63	200 bp —	10,777
Index						Monthly
CMBX NA A.6	A/P	34,580	224,000	28,045	5/11/63	200 bp —	6,622
Index						Monthly
CMBX NA A.6	A/P	31,313	263,000	32,928	5/11/63	200 bp —	(1,512)
Index						Monthly
CMBX NA A.6	A/P	39,558	334,000	41,817	5/11/63	200 bp —	(2,129)
Index						Monthly
CMBX NA A.6	A/P	50,820	336,000	42,067	5/11/63	200 bp —	8,883
Index						Monthly
CMBX NA A.6	A/P	69,791	503,000	62,976	5/11/63	200 bp —	7,011
Index						Monthly
CMBX NA A.6	A/P	135,826	817,000	102,288	5/11/63	200 bp —	33,856
Index						Monthly
CMBX NA A.6	A/P	118,778	995,000	124,574	5/11/63	200 bp —	(5,409)
Index						Monthly
CMBX NA BB.11	BB–/P	203,965	361,000	128,444	11/18/54	500 bp —	75,872
Index						Monthly
CMBX NA BB.6	B+/P	154,927	1,080,000	541,728	5/11/63	500 bp —	(385,751)
Index						Monthly
CMBX NA BB.7	B+/P	50,574	991,000	441,590	1/17/47	500 bp —	(390,052)
Index						Monthly
CMBX NA BBB– .12	BBB–/P	93,051	587,000	124,092	8/17/61	300 bp —	(30,698)
Index						Monthly
CMBX NA BBB–.6	BB/P	369,784	5,807,000	1,882,049	5/11/63	300 bp —	(1,508,878)
Index						Monthly

78 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International
CMBX NA A.6	A/P	$(1,875)	$1,698,000	$212,590	5/11/63	200 bp —	$(213,804)
Index						Monthly
CMBX NA BB.7	B+/P	27,822	208,000	92,685	1/17/47	500 bp —	(64,660)
Index						Monthly
CMBX NA BBB–.6	BB/P	9,392	85,000	27,549	5/11/63	300 bp —	(18,107)
Index						Monthly
CMBX NA BBB–.6	BB/P	13,812	125,000	40,513	5/11/63	300 bp —	(26,628)
Index						Monthly
CMBX NA BBB–.6	BB/P	1,445,800	15,387,000	4,986,927	5/11/63	300 bp —	(3,532,151)
Index						Monthly
CMBX NA BBB–.7	BB+/P	172,665	2,336,000	583,066	1/17/47	300 bp —	(409,038)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	2,558	22,000	2,754	5/11/63	200 bp —	(188)
Index						Monthly
CMBX NA A.6	A/P	5,510	38,000	4,758	5/11/63	200 bp —	767
Index						Monthly
CMBX NA A.6	A/P	7,931	54,000	6,761	5/11/63	200 bp —	1,191
Index						Monthly
CMBX NA A.6	A/P	7,600	64,000	8,013	5/11/63	200 bp —	(388)
Index						Monthly
CMBX NA BB.9	B+/P	58,634	145,000	64,279	9/17/58	500 bp —	(5,503)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	25,230	161,000	27,579	12/16/72	300 bp —	(2,255)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	32,293	204,000	34,945	12/16/72	300 bp —	(2,533)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	43,651	255,000	43,682	12/16/72	300 bp —	118
Index						Monthly
CMBX NA BBB– .13	BBB–/P	43,166	255,000	43,682	12/16/72	300 bp —	(367)
Index						Monthly
CMBX NA BBB–.6	BB/P	334	3,000	972	5/11/63	300 bp —	(636)
Index						Monthly
CMBX NA BBB–.6	BB/P	332	4,000	1,296	5/11/63	300 bp —	(963)
Index						Monthly
CMBX NA BBB–.6	BB/P	1,785	16,000	5,186	5/11/63	300 bp —	(3,391)
Index						Monthly
CMBX NA BBB–.6	BB/P	1,721	33,000	10,695	5/11/63	300 bp —	(8,955)
Index						Monthly
CMBX NA BBB–.6	BB/P	3,022	35,000	11,344	5/11/63	300 bp —	(8,301)
Index						Monthly
CMBX NA BBB–.6	BB/P	4,864	67,000	21,715	5/11/63	300 bp —	(16,811)
Index						Monthly
CMBX NA BBB–.6	BB/P	4,864	67,000	21,715	5/11/63	300 bp —	(16,811)
Index						Monthly
CMBX NA BBB–.6	BB/P	5,382	79,000	25,604	5/11/63	300 bp —	(20,176)
Index						Monthly

Fixed Income Absolute Return Fund 79

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB/P	$12,793	$87,000	$28,197	5/11/63	300 bp —	$(15,353)
Index						Monthly
CMBX NA BBB–.6	BB/P	4,631	95,000	30,790	5/11/63	300 bp —	(26,103)
Index						Monthly
CMBX NA BBB–.6	BB/P	11,832	107,000	34,679	5/11/63	300 bp —	(22,785)
Index						Monthly
CMBX NA BBB–.6	BB/P	12,401	250,000	81,025	5/11/63	300 bp —	(68,479)
Index						Monthly
CMBX NA BBB–.6	BB/P	31,302	280,000	90,748	5/11/63	300 bp —	(59,282)
Index						Monthly
CMBX NA BBB–.6	BB/P	28,210	281,000	91,072	5/11/63	300 bp —	(62,698)
Index						Monthly
CMBX NA BBB–.6	BB/P	16,684	322,000	104,360	5/11/63	300 bp —	(87,488)
Index						Monthly
CMBX NA BBB–.6	BB/P	18,340	358,000	116,028	5/11/63	300 bp —	(97,479)
Index						Monthly
CMBX NA BBB–.6	BB/P	54,707	363,000	117,648	5/11/63	300 bp —	(62,729)
Index						Monthly
CMBX NA BBB–.6	BB/P	58,541	411,000	133,205	5/11/63	300 bp —	(74,424)
Index						Monthly
CMBX NA BBB–.6	BB/P	55,952	411,000	133,205	5/11/63	300 bp —	(77,013)
Index						Monthly
CMBX NA BBB–.6	BB/P	62,640	539,000	174,690	5/11/63	300 bp —	(111,735)
Index						Monthly
CMBX NA BBB–.6	BB/P	58,492	1,209,000	391,837	5/11/63	300 bp —	(332,639)
Index						Monthly
CMBX NA BBB–.6	BB/P	208,701	1,760,000	570,416	5/11/63	300 bp —	(360,688)
Index						Monthly
CMBX NA BBB–.6	BB/P	207,983	1,760,000	570,416	5/11/63	300 bp —	(361,406)
Index						Monthly
CMBX NA BBB–.6	BB/P	297,066	2,586,000	838,123	5/11/63	300 bp —	(539,549)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.13	A-/P	5,562	69,000	6,990	12/16/72	200 bp —	(1,401)
Index						Monthly
CMBX NA A.6	A/P	8,540	61,000	7,637	5/11/63	200 bp —	927
Index						Monthly
CMBX NA A.6	A/P	34,976	269,000	33,679	5/11/63	200 bp —	1,402
Index						Monthly
CMBX NA A.6	A/P	63,690	579,000	72,491	5/11/63	200 bp —	(8,576)
Index						Monthly
CMBX NA BB.10	BB–/P	21,825	272,000	122,808	5/11/63	500 bp —	(100,719)
Index						Monthly
CMBX NA BB.6	B+/P	167,824	326,000	163,522	5/11/63	500 bp —	4,620
Index						Monthly
CMBX NA BB.7	B+/P	272,738	557,000	248,199	1/17/47	500 bp —	25,080
Index						Monthly

80 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB– .13	BBB–/P	$21,715	$138,000	$23,639	12/16/72	300 bp —	$(1,844)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	32,623	163,000	27,922	12/16/72	300 bp —	4,796
Index						Monthly
CMBX NA BBB– .13	BBB–/P	61,559	338,000	57,899	12/16/72	300 bp —	3,857
Index						Monthly
CMBX NA BBB– .13	BBB–/P	59,277	355,000	60,812	12/16/72	300 bp —	(1,535)
Index						Monthly
CMBX NA BBB–.6	BB/P	2,409,277	7,536,000	2,442,418	5/11/63	300 bp —	(28,745)
Index						Monthly
Merrill Lynch International
CMBX NA A.6	A/P	(13,851)	833,000	104,292	5/11/63	200 bp —	(117,819)
Index						Monthly
CMBX NA BBB–.6	BB/P	8,099	126,000	40,837	5/11/63	300 bp —	(32,664)
Index						Monthly
CMBX NA BBB–.6	BB/P	21,052	276,000	89,452	5/11/63	300 bp —	(68,239)
Index						Monthly
CMBX NA BBB–.6	BB/P	36,371	402,000	130,288	5/11/63	300 bp —	(93,683)
Index						Monthly
CMBX NA BBB–.6	BB/P	172,599	1,933,000	626,485	5/11/63	300 bp —	(452,759)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6	A/P	(476)	62,000	7,762	5/11/63	200 bp —	(8,214)
Index						Monthly
CMBX NA A.6	A/P	27,500	176,000	22,035	5/11/63	200 bp —	5,533
Index						Monthly
CMBX NA A.6	A/P	42,005	542,000	67,858	5/11/63	200 bp —	(25,643)
Index						Monthly
CMBX NA A.7 Index	A-/P	199	41,000	4,444	1/17/47	200 bp —	(4,229)
						Monthly
CMBX NA A.7 Index	A-/P	(96)	99,000	10,732	1/17/47	200 bp —	(10,789)
						Monthly
CMBX NA BB.6	B+/P	47,886	195,000	97,812	5/11/63	500 bp —	(49,736)
Index						Monthly
CMBX NA BB.6	B+/P	96,100	390,000	195,624	5/11/63	500 bp —	(99,145)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	7,515	37,000	6,338	12/16/72	300 bp —	1,199
Index						Monthly
CMBX NA BBB– .13	BBB–/P	26,509	141,000	24,153	12/16/72	300 bp —	2,438
Index						Monthly
CMBX NA BBB– .13	BBB–/P	25,334	161,000	27,579	12/16/72	300 bp —	(2,151)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	38,096	233,000	39,913	12/16/72	300 bp —	(1,681)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	45,038	286,000	48,992	12/16/72	300 bp —	(3,787)
Index						Monthly

Fixed Income Absolute Return Fund 81

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB– .13	BBB–/P	$90,224	$458,000	$78,455	12/16/72	300 bp —	$12,036
Index						Monthly
CMBX NA BBB–.6	BB/P	471,433	7,116,000	2,306,296	5/11/63	300 bp —	(1,830,712)
Index						Monthly
CMBX NA BBB–.7	BB+/P	6,261	92,000	22,963	1/17/47	300 bp —	(16,648)
Index						Monthly
CMBX NA BBB–.7	BB+/P	9,521	143,000	35,693	1/17/47	300 bp —	(26,088)
Index						Monthly
Upfront premium received		9,034,095		Unrealized appreciation			213,943
Upfront premium (paid)		(16,298)		Unrealized (depreciation)			(12,576,481)
Total		$9,017,797		Total			$(12,362,538)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2020. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/20
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(1,038)	$140,000	$15,176	1/17/47	(200 bp) —	$14,084
					Monthly
CMBX NA BB.10 Index	(13,254)	127,000	57,341	11/17/59	(500 bp) —	43,963
					Monthly
CMBX NA BB.10 Index	(11,403)	104,000	46,956	11/17/59	(500 bp) —	35,451
					Monthly
CMBX NA BB.11 Index	(40,509)	561,000	199,604	11/18/54	(500 bp) —	158,550
					Monthly
CMBX NA BB.11 Index	(49,362)	381,000	135,560	11/18/54	(500 bp) —	85,827
					Monthly
CMBX NA BB.11 Index	(12,348)	131,000	46,610	11/18/54	(500 bp) —	34,134
					Monthly
CMBX NA BB.11 Index	(8,181)	119,000	42,340	11/18/54	(500 bp) —	34,044
					Monthly
CMBX NA BB.11 Index	(3,775)	74,000	26,329	11/18/54	(500 bp) —	22,483
					Monthly
CMBX NA BB.11 Index	(3,839)	74,000	26,329	11/18/54	(500 bp) —	22,419
					Monthly

82 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.12 Index	$(21,859)	$67,000	$22,492	8/17/61	(500 bp) —	$587
					Monthly
CMBX NA BB.12 Index	(687)	8,000	2,686	8/17/61	(500 bp) —	1,991
					Monthly
CMBX NA BB.8 Index	(29,923)	241,000	121,078	10/17/57	(500 bp) —	90,921
					Monthly
CMBX NA BB.9 Index	(56,152)	544,000	241,155	9/17/58	(500 bp) —	184,475
					Monthly
CMBX NA BB.9 Index	(32,324)	501,000	222,093	9/17/58	(500 bp) —	189,282
					Monthly
CMBX NA BB.9 Index	(17,485)	271,000	120,134	9/17/58	(500 bp) —	102,386
					Monthly
CMBX NA BB.9 Index	(2,669)	68,000	30,144	9/17/58	(500 bp) —	27,409
					Monthly
CMBX NA BB.9 Index	(2,465)	68,000	30,144	9/17/58	(500 bp) —	27,613
					Monthly
CMBX NA BB.9 Index	(927)	23,000	10,196	9/17/58	(500 bp) —	9,246
					Monthly
CMBX NA BBB– .10 Index	(50,836)	219,000	50,436	11/17/59	(300 bp) —	(528)
					Monthly
CMBX NA BBB– .10 Index	(36,025)	151,000	34,775	11/17/59	(300 bp) —	(1,337)
					Monthly
CMBX NA BBB– .10 Index	(27,941)	128,000	29,478	11/17/59	(300 bp) —	1,463
					Monthly
CMBX NA BBB– .10 Index	(22,416)	103,000	23,721	11/17/59	(300 bp) —	1,245
					Monthly
CMBX NA BBB– .10 Index	(18,455)	75,000	17,273	11/17/59	(300 bp) —	(1,226)
					Monthly
CMBX NA BBB– .12 Index	(12,641)	62,000	13,107	8/17/61	(300 bp) —	429
					Monthly
CMBX NA BBB– .12 Index	(5,097)	25,000	5,285	8/17/61	(300 bp) —	173
					Monthly
CMBX NA BBB–.10 Index	(153,133)	514,000	118,374	11/17/59	(300 bp) —	(35,058)
					Monthly
CMBX NA BBB–.11 Index	(88,980)	278,000	57,129	11/18/54	(300 bp) —	(32,013)
					Monthly
CMBX NA BBB–.11 Index	(82,993)	253,000	51,992	11/18/54	(300 bp) —	(31,149)
					Monthly
CMBX NA BBB–.11 Index	(58,017)	181,000	37,196	11/18/54	(300 bp) —	(20,927)
					Monthly
CMBX NA BBB–.11 Index	(55,921)	171,000	35,141	11/18/54	(300 bp) —	(20,880)
					Monthly
CMBX NA BBB–.11 Index	(41,170)	126,000	25,893	11/18/54	(300 bp) —	(15,350)
					Monthly
CMBX NA BBB–.11 Index	(18,545)	126,000	25,893	11/18/54	(300 bp) —	7,274
					Monthly

Fixed Income Absolute Return Fund 83

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.11 Index	$(18,545)	$126,000	$25,893	11/18/54	(300 bp) —	$7,274
					Monthly
CMBX NA BBB–.12 Index	(129,819)	380,000	80,332	8/17/61	(300 bp) —	(49,708)
					Monthly
CMBX NA BBB–.12 Index	(102,917)	308,000	65,111	8/17/61	(300 bp) —	(37,985)
					Monthly
CMBX NA BBB–.12 Index	(96,979)	279,000	58,981	8/17/61	(300 bp) —	(38,161)
					Monthly
CMBX NA BBB–.12 Index	(95,504)	271,000	57,289	8/17/61	(300 bp) —	(38,373)
					Monthly
CMBX NA BBB–.12 Index	(95,259)	271,000	57,289	8/17/61	(300 bp) —	(38,127)
					Monthly
CMBX NA BBB–.12 Index	(60,457)	181,000	38,263	8/17/61	(300 bp) —	(22,299)
					Monthly
CMBX NA BBB–.9 Index	(30,284)	128,000	33,190	9/17/58	(300 bp) —	2,832
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(31,275)	263,000	118,745	11/17/59	(500 bp) —	87,214
					Monthly
CMBX NA BB.10 Index	(35,090)	263,000	118,745	11/17/59	(500 bp) —	83,398
					Monthly
CMBX NA BB.10 Index	(17,278)	139,000	62,759	11/17/59	(500 bp) —	45,346
					Monthly
CMBX NA BB.7 Index	(31,365)	1,777,000	891,343	5/11/63	(500 bp) —	858,251
					Monthly
CMBX NA BB.9 Index	(94,733)	945,000	418,919	9/17/58	(500 bp) —	323,266
					Monthly
Goldman Sachs International
CMBX NA BB.7 Index	(24,364)	161,000	71,742	1/17/47	(500 bp) —	47,221
					Monthly
CMBX NA BB.12 Index	(33,320)	91,000	30,549	8/17/61	(500 bp) —	(2,860)
					Monthly
CMBX NA BB.6 Index	(31,267)	214,000	107,342	5/11/63	(500 bp) —	75,867
					Monthly
CMBX NA BB.7 Index	(391,229)	2,314,000	1,031,118	1/17/47	(500 bp) —	637,640
					Monthly
CMBX NA BB.7 Index	(61,769)	377,000	167,991	1/17/47	(500 bp) —	105,856
					Monthly
CMBX NA BB.8 Index	(8,837)	78,000	39,187	10/17/57	(500 bp) —	30,274
					Monthly
CMBX NA BB.9 Index	(24,356)	226,000	100,186	9/17/58	(500 bp) —	75,610
					Monthly
CMBX NA BB.9 Index	(8,211)	69,000	30,588	9/17/58	(500 bp) —	22,310
					Monthly
CMBX NA BB.9 Index	(8,304)	69,000	30,588	9/17/58	(500 bp) —	22,216
					Monthly

84 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BB.9 Index	$(7,096)	$68,000	$30,144	9/17/58	(500 bp) —	$22,982
					Monthly
CMBX NA BB.9 Index	(2,136)	55,000	24,382	9/17/58	(500 bp) —	22,192
					Monthly
CMBX NA BBB– .10 Index	(14,654)	67,000	15,430	11/17/59	(300 bp) —	737
					Monthly
CMBX NA BBB– .12 Index	(13,062)	67,000	14,164	8/17/61	(300 bp) —	1,063
					Monthly
CMBX NA BBB–.12 Index	(70,245)	208,000	43,971	8/17/61	(300 bp) —	(26,396)
					Monthly
CMBX NA BBB–.6 Index	(22,263)	445,000	144,225	5/11/63	(300 bp) —	121,702
					Monthly
CMBX NA BBB–.7 Index	(9,501)	141,000	35,194	1/17/47	(300 bp) —	25,611
					Monthly
CMBX NA BBB–.7 Index	(4,210)	62,000	15,475	1/17/47	(300 bp) —	11,229
					Monthly
CMBX NA BBB–.7 Index	(759)	11,000	2,746	1/17/47	(300 bp) —	1,980
					Monthly
CMBX NA BBB–.7 Index	(312)	3,000	749	1/17/47	(300 bp) —	436
					Monthly
JPMorgan Securities LLC
CMBX NA BB.11 Index	(1,307,836)	2,398,000	853,208	11/18/54	(500 bp) —	(456,959)
					Monthly
CMBX NA BB.12 Index	(172,454)	314,000	105,410	8/17/61	(500 bp) —	(67,349)
					Monthly
CMBX NA BB.8 Index	(48,571)	98,000	49,235	10/17/57	(500 bp) —	569
					Monthly
CMBX NA BB.9 Index	(11,861)	24,000	10,639	9/17/58	(500 bp) —	(1,245)
					Monthly
CMBX NA BBB– .12 Index	(16,232)	70,000	14,798	8/17/61	(300 bp) —	(1,475)
					Monthly
CMBX NA BBB– .12 Index	(11,622)	57,000	12,050	8/17/61	(300 bp) —	395
					Monthly
CMBX NA BBB–.10 Index	(50,051)	168,000	38,690	11/17/59	(300 bp) —	(11,459)
					Monthly
CMBX NA BBB–.10 Index	(37,749)	134,000	30,860	11/17/59	(300 bp) —	(6,967)
					Monthly
CMBX NA BBB–.11 Index	(76,375)	243,000	49,937	11/18/54	(300 bp) —	(26,581)
					Monthly
CMBX NA BBB–.11 Index	(78,339)	243,000	49,937	11/18/54	(300 bp) —	(28,545)
					Monthly
CMBX NA BBB–.11 Index	(37,977)	121,000	24,866	11/18/54	(300 bp) —	(13,182)
					Monthly
CMBX NA BBB–.11 Index	(38,031)	121,000	24,866	11/18/54	(300 bp) —	(13,236)
					Monthly
CMBX NA BBB–.12 Index	(53,420)	161,000	34,035	8/17/61	(300 bp) —	(19,479)
					Monthly

Fixed Income Absolute Return Fund 85

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.12 Index	$(35,622)	$102,000	$21,563	8/17/61	(300 bp) —	$(14,118)
					Monthly
CMBX NA BBB–.7 Index	(416,704)	1,775,000	443,040	1/17/47	(300 bp) —	25,301
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(14,452)	254,000	114,681	11/17/59	(500 bp) —	99,982
					Monthly
CMBX NA BB.11 Index	(301,484)	610,000	217,038	11/18/54	(500 bp) —	(85,039)
					Monthly
CMBX NA BB.9 Index	(18,933)	486,000	215,444	9/17/58	(500 bp) —	196,038
					Monthly
CMBX NA BBB– .10 Index	(22,967)	106,000	24,412	11/17/59	(300 bp) —	1,383
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(13,319)	127,000	57,341	11/17/59	(500 bp) —	43,898
					Monthly
CMBX NA BB.11 Index	(41,640)	424,000	150,859	11/18/54	(500 bp) —	108,807
					Monthly
CMBX NA BB.11 Index	(3,145)	33,000	11,741	11/18/54	(500 bp) —	8,565
					Monthly
CMBX NA BB.12 Index	(14,085)	197,000	66,133	8/17/61	(500 bp) —	51,857
					Monthly
CMBX NA BB.12 Index	(8,470)	116,000	38,941	8/17/61	(500 bp) —	30,359
					Monthly
CMBX NA BB.12 Index	(63,600)	106,000	35,584	8/17/61	(500 bp) —	(28,119)
					Monthly
CMBX NA BB.12 Index	(4,727)	67,000	22,492	8/17/61	(500 bp) —	17,700
					Monthly
CMBX NA BB.12 Index	(5,064)	62,000	20,813	9/17/58	(500 bp) —	15,689
					Monthly
CMBX NA BB.8 Index	(28,674)	58,000	29,139	10/17/57	(500 bp) —	409
					Monthly
CMBX NA BB.9 Index	(7,385)	149,000	66,052	9/17/58	(500 bp) —	58,522
					Monthly
CMBX NA BB.9 Index	(16,611)	137,000	60,732	9/17/58	(500 bp) —	43,988
					Monthly
CMBX NA BB.9 Index	(5,724)	93,000	41,227	9/17/58	(500 bp) —	35,412
					Monthly
CMBX NA BB.9 Index	(6,536)	87,000	38,567	9/17/58	(500 bp) —	31,946
					Monthly
CMBX NA BB.9 Index	(8,366)	69,000	30,588	9/17/58	(500 bp) —	22,154
					Monthly
CMBX NA BB.9 Index	(1,845)	30,000	13,299	9/17/58	(500 bp) —	11,425
					Monthly
CMBX NA BB.9 Index	(977)	25,000	11,083	9/17/58	(500 bp) —	10,081
					Monthly

86 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(324)	$6,000	$2,660	9/17/58	(500 bp) —	$2,330
					Monthly
CMBX NA BB.9 Index	(182)	3,000	1,330	9/17/58	(500 bp) —	1,145
					Monthly
CMBX NA BBB– .10 Index	(26,573)	109,000	25,103	11/17/59	(300 bp) —	(1,534)
					Monthly
CMBX NA BBB– .10 Index	(25,780)	109,000	25,103	11/17/59	(300 bp) —	(741)
					Monthly
CMBX NA BBB– .10 Index	(13,752)	63,000	14,509	11/17/59	(300 bp) —	720
					Monthly
CMBX NA BBB– .10 Index	(12,857)	56,000	12,897	11/17/59	(300 bp) —	7
					Monthly
CMBX NA BBB– .10 Index	(5,421)	25,000	5,758	11/17/59	(300 bp) —	322
					Monthly
CMBX NA BBB– .10 Index	(4,757)	22,000	5,067	11/17/59	(300 bp) —	296
					Monthly
CMBX NA BBB– .12 Index	(34,537)	152,000	32,133	8/17/61	(300 bp) —	(2,493)
					Monthly
CMBX NA BBB– .12 Index	(18,633)	90,000	19,026	8/17/61	(300 bp) —	340
					Monthly
CMBX NA BBB–.11 Index	(85,779)	268,000	55,074	11/18/54	(300 bp) —	(30,861)
					Monthly
CMBX NA BBB–.11 Index	(85,779)	268,000	55,074	11/18/54	(300 bp) —	(30,861)
					Monthly
CMBX NA BBB–.11 Index	(76,909)	243,000	49,937	11/18/54	(300 bp) —	(27,114)
					Monthly
CMBX NA BBB–.11 Index	(69,176)	219,000	45,005	11/18/54	(300 bp) —	(24,299)
					Monthly
CMBX NA BBB–.11 Index	(22,980)	146,000	30,003	11/18/54	(300 bp) —	6,938
					Monthly
CMBX NA BBB–.11 Index	(37,764)	121,000	24,866	11/18/54	(300 bp) —	(12,969)
					Monthly
CMBX NA BBB–.12 Index	(73,572)	238,000	50,313	8/17/61	(300 bp) —	(23,398)
					Monthly
CMBX NA BBB–.12 Index	(40,213)	121,000	25,579	8/17/61	(300 bp) —	(14,704)
					Monthly
CMBX NA BBB–.7 Index	(1,398)	22,000	5,491	1/17/47	(300 bp) —	4,076
					Monthly
Upfront premium received	—		Unrealized appreciation			4,558,610
Upfront premium (paid)	(6,173,004)		Unrealized (depreciation)			(1,355,104)
Total	$(6,173,004)		Total			$3,203,506

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Fixed Income Absolute Return Fund 87

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$16,177,791	$—
Convertible bonds and notes	—	12,076,568	—
Corporate bonds and notes	—	135,174,799	—
Foreign government and agency bonds and notes	—	27,656,391	—
Mortgage-backed securities	—	213,611,638	—
Purchased options outstanding	—	1,766,496	—
Purchased swap options outstanding	—	10,570,152	—
Senior loans	—	36,634,662	—
U.S. government and agency mortgage obligations	—	366,327,954	—
U.S. treasury obligations	—	1,479,211	—
Short-term investments	54,771,539	24,117,892	—
Totals by level	$54,771,539	$845,593,554	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$708,805	$—
Futures contracts	(142,463)	—	—
Written options outstanding	—	(821,877)	—
Written swap options outstanding	—	(10,786,190)	—
Forward premium swap option contracts	—	2,743,021	—
TBA sale commitments	—	(160,584,294)	—
Interest rate swap contracts	—	1,163,516	—
Total return swap contracts	—	(3,289,105)	—
Credit default contracts	—	(12,003,825)	—
Totals by level	$(142,463)	$(182,869,949)	$—

The accompanying notes are an integral part of these financial statements.

88 Fixed Income Absolute Return Fund

Statement of assets and liabilities 10/31/20

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $851,496,624)	$846,573,554
Affiliated issuers (identified cost $53,791,539) (Note 5)	53,791,539
Cash	1,693,603
Foreign currency (cost $1,168) (Note 1)	26
Interest and other receivables	4,642,077
Receivable for shares of the fund sold	797,037
Receivable for investments sold	207,208
Receivable for sales of TBA securities (Note 1)	130,248,060
Receivable for variation margin on futures contracts (Note 1)	24,747
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,314,491
Unrealized appreciation on forward currency contracts (Note 1)	1,454,928
Unrealized appreciation on forward premium swap option contracts (Note 1)	10,790,263
Unrealized appreciation on OTC swap contracts (Note 1)	4,939,009
Premium paid on OTC swap contracts (Note 1)	6,189,302
Total assets	1,062,665,844

LIABILITIES
Payable for investments purchased	8,833,479
Payable for purchases of delayed delivery securities (Note 1)	1,321,495
Payable for purchases of TBA securities (Note 1)	333,489,608
Payable for shares of the fund repurchased	1,413,937
Payable for compensation of Manager (Note 2)	576,282
Payable for Trustee compensation and expenses (Note 2)	133,057
Payable for distribution fees (Note 2)	51,145
Payable for variation margin on futures contracts (Note 1)	8,896
Payable for variation margin on centrally cleared swap contracts (Note 1)	797,831
Unrealized depreciation on forward currency contracts (Note 1)	746,123
Unrealized depreciation on forward premium swap option contracts (Note 1)	8,047,242
Unrealized depreciation on OTC swap contracts (Note 1)	14,560,490
Premium received on OTC swap contracts (Note 1)	9,034,095
Written options outstanding, at value (premiums $9,729,561) (Note 1)	11,608,067
TBA sale commitments, at value (proceeds receivable $160,673,184) (Note 1)	160,584,294
Collateral on certain derivative contracts, at value (Notes 1 and 9)	2,479,209
Other accrued expenses	5,828
Total liabilities	553,691,078

Net assets	$508,974,766

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$646,273,275
Total distributable earnings (Note 1)	(137,298,509)
Total — Representing net assets applicable to capital shares outstanding	$508,974,766

(Continued on next page)

Fixed Income Absolute Return Fund 89

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($139,880,366 divided by 14,883,921 shares)	$9.40
Offering price per class A share (100/97.75 of $9.40)*	$9.62
Net asset value and offering price per class B share ($1,033,214 divided by 110,246 shares)**	$9.37
Net asset value and offering price per class C share ($24,204,887 divided by 2,585,128 shares)**	$9.36
Net asset value, offering price and redemption price per class P share
($188,742,428 divided by 20,009,160 shares)	$9.43
Net asset value, offering price and redemption price per class R share
($354,836 divided by 37,552 shares)	$9.45
Net asset value, offering price and redemption price per class R6 share
($10,989,319 divided by 1,164,992 shares)	$9.43
Net asset value, offering price and redemption price per class Y share
($143,769,716 divided by 15,286,625 shares)	$9.40

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

90 Fixed Income Absolute Return Fund

Statement of operations Year ended 10/31/20

INVESTMENT INCOME
Interest (net of foreign tax of $1,455 ) (including interest income of $962,926 from investments
in affiliated issuers) (Note 5)	$20,463,100
Total investment income	20,463,100

EXPENSES
Compensation of Manager (Note 2)	2,824,787
Distribution fees (Note 2)	695,073
Other	5,778
Total expenses	3,525,638
Expense reduction (Note 2)	(1,981)
Net expenses	3,523,657

Net investment income	16,939,443

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	15,589,772
Net increase from payments by affiliates (Note 2)	2,862
Foreign currency transactions (Note 1)	92,872
Forward currency contracts (Note 1)	(1,510,801)
Futures contracts (Note 1)	133,332
Swap contracts (Note 1)	(15,142,188)
Written options (Note 1)	3,447,836
Total net realized gain	2,613,685
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(15,213,403)
Assets and liabilities in foreign currencies	10,066
Forward currency contracts	1,052,914
Futures contracts	(276,701)
Swap contracts	(8,615,579)
Written options	(2,022,569)
Total change in net unrealized depreciation	(25,065,272)

Net loss on investments	(22,451,587)

Net decrease in net assets resulting from operations	$(5,512,144)

The accompanying notes are an integral part of these financial statements.

Fixed Income Absolute Return Fund 91

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Year ended 10/31/20	Year ended 10/31/19
Operations
Net investment income	$16,939,443	$20,094,369
Net realized gain (loss) on investments
and foreign currency transactions	2,613,685	(7,713,619)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	(25,065,272)	19,723,034
Net increase (decrease) in net assets resulting
from operations	(5,512,144)	32,103,784
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,574,412)	(7,377,211)
Class B	(32,323)	(104,817)
Class C	(660,110)	(1,920,563)
Class M	(7,900)	(207,641)
Class P	(4,291,437)	(7,174,462)
Class R	(9,023)	(16,514)
Class R6	(271,486)	(479,340)
Class Y	(4,648,286)	(9,852,549)
From return of capital
Class A	(1,968,423)	—
Class B	(17,800)	—
Class C	(363,522)	—
Class M	(4,351)	—
Class P	(2,363,289)	—
Class R	(4,969)	—
Class R6	(149,507)	—
Class Y	(2,559,806)	—
Decrease from capital share transactions (Note 4)	(29,766,854)	(2,599,011)
Total increase (decrease) in net assets	(56,205,642)	2,371,676

NET ASSETS
Beginning of year	565,180,408	562,808,732
End of year	$508,974,766	$565,180,408

The accompanying notes are an integral part of these financial statements.

92 Fixed Income Absolute Return Fund

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Fixed Income Absolute Return Fund 93

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
October 31, 2020	$9.83	.29	(.36)	(.07)	(.23)	(.13)	(.36)	$9.40	(.67)	$139,880.78		3.05	844
October 31, 2019	9.73	.34	.22	.56	(.46)	—	(.46)	9.83	5.93	151,339.86		3.49	632
October 31, 2018	10.06	.38	(.13)	.25	(.58)	—	(.58)	9.73	2.59	160,939.79		3.87	532
October 31, 2017	9.76	.36	.23	.59	(.29)	—	(.29)	10.06	6.24	169,580.70		3.61	742
October 31, 2016	10.18	.38	(.35)	.03	(.45)	—	(.45)	9.76	.36	226,657.70		3.92	428
Class B
October 31, 2020	$9.80	.28	(.37)	(.09)	(.22)	(.12)	(.34)	$9.37	(.91)	$1,033.98		2.97	844
October 31, 2019	9.70	.32	.21	.53	(.43)	—	(.43)	9.80	5.69	1,699	1.06	3.37	632
October 31, 2018	10.00	.36	(.13)	.23	(.53)	—	(.53)	9.70	2.42	2,841.99		3.68	532
October 31, 2017	9.71	.34	.23	.57	(.28)	—	(.28)	10.00	5.96	5,269.90		3.43	742
October 31, 2016	10.12	.36	(.34)	.02	(.43)	—	(.43)	9.71	.22	7,014.90		3.75	428
Class C
October 31, 2020	$9.79	.22	(.36)	(.14)	(.19)	(.10)	(.29)	$9.36	(1.44)	$24,205	1.53	2.37	844
October 31, 2019	9.70	.27	.20	.47	(.38)	—	(.38)	9.79	5.04	40,918	1.61	2.76	632
October 31, 2018	9.96	.30	(.11)	.19	(.45)	—	(.45)	9.70	1.92	54,654	1.54	3.11	532
October 31, 2017	9.65	.28	.24	.52	(.21)	—	(.21)	9.96	5.43	67,174	1.45	2.87	742
October 31, 2016	10.06	.30	(.34)	(.04)	(.37)	—	(.37)	9.65	(.42)	86,726	1.45	3.18	428
Class P
October 31, 2020	$9.86	.31	(.35)	(.04)	(.25)	(.14)	(.39)	$9.43	(.42)	$188,742.53		3.30	844
October 31, 2019	9.76	.36	.22	.58	(.48)	—	(.48)	9.86	6.18	162,120.61		3.73	632
October 31, 2018	10.11	.41	(.13)	.28	(.63)	—	(.63)	9.76	2.88	138,235.54		4.14	532
October 31, 2017	9.79	.39	.23	.62	(.30)	—	(.30)	10.11	6.54	76,710.45		3.90	742
October 31, 2016 †	9.69	.07	.03	.10	—	—	—	9.79	1.03*	56,131	.08*	.76*	428
Class R
October 31, 2020	$9.88	.26	(.35)	(.09)	(.22)	(.12)	(.34)	$9.45	(.91)	$355	1.03	2.77	844
October 31, 2019	9.78	.31	.22	.53	(.43)	—	(.43)	9.88	5.64	388	1.11	3.20	632
October 31, 2018	10.09	.36	(.13)	.23	(.54)	—	(.54)	9.78	2.36	196	1.04	3.59	532
October 31, 2017	9.77	.33	.24	.57	(.25)	—	(.25)	10.09	5.96	213.95		3.36	742
October 31, 2016	10.14	.36	(.35)	.01	(.38)	—	(.38)	9.77	.13	278.95		3.69	428
Class R6
October 31, 2020	$9.86	.31	(.35)	(.04)	(.25)	(.14)	(.39)	$9.43	(.42)	$10,989.53		3.29	844
October 31, 2019	9.76	.36	.22	.58	(.48)	—	(.48)	9.86	6.17	9,865.61		3.74	632
October 31, 2018	10.11	.41	(.13)	.28	(.63)	—	(.63)	9.76	2.87	9,091.54		4.13	532
October 31, 2017	9.82	.39	.23	.62	(.33)	—	(.33)	10.11	6.45	6,412.45		3.91	742
October 31, 2016	10.24	.41	(.35)	.06	(.48)	—	(.48)	9.82	.65	5,426.45		4.25	428

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

94 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 95

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class Y
October 31, 2020	$9.83	.32	(.36)	(.04)	(.25)	(.14)	(.39)	$9.40	(.42)	$143,770.53		3.38	844
October 31, 2019	9.74	.37	.20	.57	(.48)	—	(.48)	9.83	6.08	194,904.61		3.77	632
October 31, 2018	10.09	.41	(.13)	.28	(.63)	—	(.63)	9.74	2.89	192,459.54		4.15	532
October 31, 2017	9.79	.39	.24	.63	(.33)	—	(.33)	10.09	6.57	133,695.45		3.92	742
October 31, 2016	10.22	.40	(.35)	.05	(.48)	—	(.48)	9.79	.55	143,069.45		4.18	428

* Not annualized.

† For the period August 31, 2016 (commencement of operations) to October 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

96 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 97

Notes to financial statements 10/31/20

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2019 through October 31, 2020.

Putnam Fixed Income Absolute Return Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek positive total return. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Under normal circumstances, Putnam Management will invest at least 80% of the fund’s net assets in fixed-income securities (fixed-income securities include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, the fund may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

The fund offers class A, class B, class C, class P, class R, class R6 and class Y shares. Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 2.25%. Class A shares generally are not subject to a contingent deferred sales charge, and class P, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Prior to November 25, 2019, class M shares were sold with a maximum front-end sales charge of 0.75% and were not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class P and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

98 Fixed Income Absolute Return Fund

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific

Fixed Income Absolute Return Fund 99

security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

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Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective

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obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally

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cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement

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of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $10,650,732 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $10,776,986 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (overnight LIBOR prior to October 16, 2020) for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (1.30% prior to October 16, 2020) for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$86,280,647	$22,142,098	$108,422,745

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from defaulted bond interest, from income on swap contracts, from interest-only securities and from restitution payments. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss

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carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $3,006,080 to increase undistributed net investment income and $3,006,080 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$49,054,560
Unrealized depreciation	(77,640,952)
Net unrealized depreciation	(28,586,392)
Capital loss carryforward	(108,422,745)
Cost for federal income tax purposes	$745,939,073

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the ICE BofA U.S. Treasury Bill Index plus 3.00% over the thirty-six month period then ended (the performance period). The maximum annualized performance adjustment rate is +/–0.12%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.53% of the fund’s average net assets, which included an effective base fee of 0.60% and a decrease of 0.07% ($354,198) based on performance.

Putnam Management has contractually agreed, through February 28, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage

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the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Putnam Management voluntarily reimbursed the fund $2,862 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased. Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,981 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $347, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the

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following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$361,888
Class B	1.00%	0.45%	6,167
Class C	1.00%	1.00%	324,212
ClassM *	1.00%	0.30%	830
Class R	1.00%	0.50%	1,976
Total			$695,073

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $8,780 and no monies from the sale of class A and class M shares, respectively, and received no monies and $270 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$5,389,849,814	$5,345,004,520
U.S. government securities (Long-term)	—	—
Total	$5,389,849,814	$5,345,004,520

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 10/31/20		YEAR ENDED 10/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	3,171,558	$30,226,838	3,156,776	$30,506,838
Shares issued in connection with
reinvestment of distributions	559,146	5,315,134	739,971	7,124,460
	3,730,704	35,541,972	3,896,747	37,631,298
Shares repurchased	(4,248,063)	(40,212,333)	(5,031,125)	(48,633,545)
Net decrease	(517,359)	$(4,670,361)	(1,134,378)	$(11,002,247)

Fixed Income Absolute Return Fund 107

	YEAR ENDED 10/31/20		YEAR ENDED 10/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	6,521	$60,851	3,834	$36,908
Shares issued in connection with
reinvestment of distributions	5,170	49,107	10,507	100,728
	11,691	109,958	14,341	137,636
Shares repurchased	(74,854)	(700,554)	(133,730)	(1,292,189)
Net decrease	(63,163)	$(590,596)	(119,389)	$(1,154,553)

	YEAR ENDED 10/31/20		YEAR ENDED 10/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	228,115	$2,181,386	357,117	$3,432,595
Shares issued in connection with
reinvestment of distributions	99,682	947,510	181,334	1,736,991
	327,797	3,128,896	538,451	5,169,586
Shares repurchased	(1,923,016)	(18,143,077)	(1,994,814)	(19,216,787)
Net decrease	(1,595,219)	$(15,014,181)	(1,456,363)	$(14,047,201)

	YEAR ENDED 10/31/20*		YEAR ENDED 10/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	30	$296	62,249	$598,804
Shares issued in connection with
reinvestment of distributions	1,251	12,234	21,622	207,182
	1,281	12,530	83,871	805,986
Shares repurchased	(405,082)	(3,961,808)	(133,267)	(1,283,180)
Net decrease	(403,801)	$(3,949,278)	(49,396)	$(477,194)

	YEAR ENDED 10/31/20		YEAR ENDED 10/31/19
Class P	Shares	Amount	Shares	Amount
Shares sold	23,122,853	$218,598,811	6,279,596	$61,098,228
Shares issued in connection with
reinvestment of distributions	620,076	5,921,718	742,218	7,174,462
	23,742,929	224,520,529	7,021,814	68,272,690
Shares repurchased	(20,172,128)	(190,511,223)	(4,743,954)	(45,960,082)
Net increase	3,570,801	$34,009,306	2,277,860	$22,312,608

	YEAR ENDED 10/31/20		YEAR ENDED 10/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	8,237	$78,841	22,643	$219,906
Shares issued in connection with
reinvestment of distributions	1,465	13,992	1,706	16,514
	9,702	92,833	24,349	236,420
Shares repurchased	(11,465)	(109,520)	(5,045)	(49,165)
Net increase (decrease)	(1,763)	$(16,687)	19,304	$187,255

108 Fixed Income Absolute Return Fund

	YEAR ENDED 10/31/20		YEAR ENDED 10/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	302,112	$2,907,332	310,094	$3,011,225
Shares issued in connection with
reinvestment of distributions	44,234	420,993	49,580	479,340
	346,346	3,328,325	359,674	3,490,565
Shares repurchased	(181,594)	(1,713,990)	(290,418)	(2,815,198)
Net increase	164,752	$1,614,335	69,256	$675,367

	YEAR ENDED 10/31/20		YEAR ENDED 10/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	5,025,681	$48,179,728	9,181,528	$88,919,936
Shares issued in connection with
reinvestment of distributions	751,972	7,157,634	1,011,802	9,747,357
	5,777,653	55,337,362	10,193,330	98,667,293
Shares repurchased	(10,311,087)	(96,486,754)	(10,135,602)	(97,760,339)
Net increase (decrease)	(4,533,434)	$(41,149,392)	57,728	$906,954

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

At the close of the reporting period, the Putnam RetirementReady Funds owned 37.0% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/19	cost	proceeds	income	of 10/31/20
Short-term investments
Putnam Short Term
Investment Fund**	$110,911,382	$198,931,151	$256,050,994	$962,926	$53,791,539
Total Short-term
investments	$110,911,382	$198,931,151	$256,050,994	$962,926	$53,791,539

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Fixed Income Absolute Return Fund 109

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$117,800,000
Purchased currency option contracts (contract amount)	$94,700,000
Purchased swap option contracts (contract amount)	$829,600,000
Written TBA commitment option contracts (contract amount)	$136,900,000
Written currency option contracts (contract amount)	$85,300,000
Written swap option contracts (contract amount)	$504,600,000
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$208,500,000
OTC interest rate swap contracts (notional)	$—*
Centrally cleared interest rate swap contracts (notional)	$1,474,600,000
OTC total return swap contracts (notional)	$60,200,000
Centrally cleared total return swap contracts (notional)	$170,300,000
OTC credit default contracts (notional)	$96,400,000
Centrally cleared credit default contracts (notional)	$170,000

* For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

110 Fixed Income Absolute Return Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$9,376,510	Payables	$21,917,471
Foreign exchange
contracts	Investments, Receivables	2,623,684	Payables	1,119,636
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	35,889,176*	Unrealized depreciation	34,943,733*
Total		$47,889,370		$57,980,840

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$1,314,297	$1,314,297
Foreign exchange contracts	(41,372)	—	(1,510,801)	—	$(1,552,173)
Interest rate contracts	12,957,027	133,332	—	(16,456,485)	$(3,366,126)
Total	$12,915,655	$133,332	$(1,510,801)	$(15,142,188)	$(3,604,002)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(10,573,832)	$(10,573,832)
Foreign exchange contracts	41,353	—	1,052,914	—	$1,094,267
Interest rate contracts	(612,107)	(276,701)	—	1,958,253	$1,069,445
Total	$(570,754)	$(276,701)	$1,052,914	$(8,615,579)	$(8,410,120)

Fixed Income Absolute Return Fund 111

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$1,139,838	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,139,838
OTC Total return swap contracts*#	350	95,992	—	3,016	—	9,947	38,389	—	—	18,762	—	—	—	—	—	—	—	166,456
Centrally cleared total return
swap contracts§	—	—	174,653	—	—	—	—	—	—	—	—	—	—	—	—	—	—	174,653
OTC Credit default contracts —
protection sold *#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	2,332,568	1,607,216	1,931,565	—	—	1,758,514	570,200	1,176,447	—	—	—	—	—	9,376,510
Futures contracts§	—	—	—	—	—	—	—	—	—	24,747	—	—	—	—	—	—	—	24,747
Forward currency contracts#	5,011	128,047	—	160,540	—	37,519	42,095	62,706	116,056	—	—	33,835	115,451	425,996	68,530	217,596	41,546	1,454,928
Forward premium swap option contracts#	3,008,856	109,778	—	430,147	—	—	398,910	—	4,766,549	—	—	1,221,149	—	—	—	854,874	—	10,790,263
Purchased swap options**#	312,989	—	—	1,485,603	—	—	826,928	—	1,655,305	—	—	5,712,263	—	—	173,918	403,146	—	10,570,152
Purchased options**#	139,116	—	—	—	—	83,291	191,866	319,988	709,958	—	—	249,400	—	—	—	72,877	—	1,766,496
Total Assets	$3,466,322	$333,817	$1,314,491	$2,079,306	$2,332,568	$1,737,973	$3,429,753	$382,694	$7,247,868	$1,802,023	$570,200	$8,393,094	$115,451	$425,996	$242,448	$1,548,493	$41,546	$35,464,043
Liabilities:
Centrally cleared interest rate
swap contracts§	$—	$—	$633,303	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$633,303
OTC Total return swap contracts*#	—	35,863	—	—	—	16,439	24,810	—	539,736	12,057	—	—	—	—	—	—	—	628,905
Centrally cleared total return
swap contracts§	—	—	164,528	—	—	—	—	—	—	—	—	—	—	—	—	—	—	164,528
OTC Credit default contracts —
protection sold*#	674,857	—	—	—	3,697,426	5,932,004	3,834,204	—	—	3,261,744	989,434	2,990,666	—	—	—	—	—	21,380,335
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	8,896	—	—	—	—	—	—	—	8,896
Forward currency contracts#	80,620	9,793	—	32,577	—	1,708	105,708	81,436	121,016	—	—	83,044	9,851	54,606	40,888	116,562	8,314	746,123
Forward premium swap option contracts#	1,616,258	58,586	—	397,439	—	—	392,730	—	3,355,399	—	—	1,163,043	—	—	—	1,063,787	—	8,047,242
Written swap options#	321,548	—	—	2,155,496	—	—	591,147	—	2,065,860	—	—	4,663,240	—	—	231,067	757,832	—	10,786,190
Written options#	29,857	—	—	—	—	11,634	89,114	84,438	500,791	—	—	94,780	—	—	—	11,263	—	821,877
Total Liabilities	$2,723,140	$104,242	$797,831	$2,585,512	$3,697,426	$5,961,785	$5,037,713	$165,874	$6,582,802	$3,282,697	$989,434	$8,994,773	$9,851	$54,606	$271,955	$1,949,444	$8,314	$43,217,399
Total Financial and Derivative
Net Assets	$743,182	$229,575	$516,660	$(506,206)	$(1,364,858)	$(4,223,812)	$(1,607,960)	$216,820	$665,066	$(1,480,674)	$(419,234)	$(601,679)	$105,600	$371,390	$(29,507)	$(400,951)	$33,232	$(7,753,356)
Total collateral received (pledged)†##	$743,182	$150,000	$—	$(506,206)	$(1,364,858)	$(4,223,812)	$(1,607,960)	$216,820	$665,066	$(1,380,864)	$(419,234)	$(601,679)	$40,000	$370,370	$(29,507)	$(335,933)	$—
Net amount	$—	$79,575	$516,660	$—	$—	$—	$—	$—	$—	$(99,810)	$—	$—	$65,600	$1,020	$—	$(65,018)	$33,232

112 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 113

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Controlled collateral received (including
TBA commitments)**	$880,780	$150,000	$—	$—	$—	$—	$—	$248,059	$790,000	$—	$—	$—	$40,000	$370,370	$—	$—	$—	$2,479,209
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(532,946)	$(1,413,963)	$(4,271,687)	$(1,663,758)	$—	$—	$(1,565,855)	$(453,938)	$(612,910)	$—	$—	$(110,987)	$(335,933)	$—	$(10,961,977)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $864,000 and $11,659,876, respectively.

Note 10: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

In March 2020, FASB issued ASU 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

Note 11: Change in independent accountants (Unaudited)

On March 20, 2020, the Audit, Compliance and Distributions Committee of the Trustees of the Putnam Funds approved and recommended the decision to change the Fund’s independent accountant and to not retain KPMG LLP, and on April 3, 2020, upon request of the Putnam Funds, KPMG LLP provided a letter of resignation. During the two previous fiscal years, KPMG LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and the subsequent interim period through April 3, 2020: (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the subject matter of the disagreements in its report on the Fund’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended.

On April 17, 2020, the Audit, Compliance and Distributions Committee of the Trustees of the Putnam Funds approved and recommended the decision to appoint PricewaterhouseCoopers LLP as the Fund’s independent accountant.

114 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 115

Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2021 will show the tax status of all distributions paid to your account in calendar 2020.

For the reporting period, a portion of the fund’s distribution represents a return of capital and is therefore not taxable to shareholders. The return of capital is entirely due to foreign currency losses.

116 Fixed Income Absolute Return Fund

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*

Other directorships: Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Private investor

Other directorships: Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.

Other directorships: Director of Ascent Resources, LLC, a private exploration and production company established to acquire, explore for, develop, and produce natural gas, oil, and natural gas liquids reserves in the Appalachian Basin; Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.

Other directorships: Director of the Great Lakes Science Center and of College Now Greater Cleveland.

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.

Other directorships: Director of Yale-NUS College and Trustee of Yale University.

Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.

Other directorships: Trustee of Yale University; a Director of Exelon Corporation, an energy company focused on power services; and a member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.

Kenneth R. Leibler

Born 1949, Trustee since 2006
Vice Chair from 2016 to 2018,
and Chair since 2018

Principal occupations during past five years: Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.

Other directorships: Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.

Fixed Income Absolute Return Fund 117

George Putnam, III

Born 1951, Trustee since 1984

Principal occupations during past five years: Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.

Other directorships: Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

Manoj P. Singh

Born 1952, Trustee since 2017

Principal occupations during past five years: Until 2015, Chief Operating Officer and Global Managing Director at Deloitte Touche Tohmatsu, Ltd., a global professional services organization, serving on the Deloitte U.S. Board of Directors and the boards of Deloitte member firms in China, Mexico, and Southeast Asia.

Other directorships: Director of Abt Associates, a global research firm working in the fields of health, social and environmental policy, and international development; Trustee of Carnegie Mellon University; Director of Pratham USA, an organization dedicated to children's education in India; member of the advisory board of Altimetrik, a business transformation and technology solutions firm; and Director of DXC Technology, a global IT services and consulting company.

Mona K. Sutphen

Born 1967, Trustee since 2020

Principal occupations during past five years: Senior Advisor at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Macro Advisory Partners, a global consulting firm.

Other directorships: Director of Unitek Learning, a private nursing and medical services education provider in the United States; Director of Pioneer Natural Resources, a publicly traded company engaged in oil exploration and production in the Permian basin; previous Director of Pattern Energy, a publicly traded renewable energy company; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; and member of the Advisory Board for the Center on Global Energy Policy at Columbia University's School of International and Public Affairs.

INTERESTED TRUSTEE

Robert L. Reynolds*

Trustee since 2008 and President and Chief Executive Officer of Putnam Investments since 2008

Principal occupations during past five years: President and Chief Executive Officer of Putnam Investments; President and Chief Executive Officer of Great-West Financial, a financial services company that provides retirement savings plans, life insurance, and annuity and executive benefits products; President and Chief Executive Officer of Great-West Lifeco U.S. Inc., a holding company that owns Putnam Investments and Great-West Financial; and member of Putnam Investments' and Great-West Financial's Board of Directors.

Other directorships: Director of West Virginia University Foundation; director of the Concord Museum; director of Dana-Farber Cancer Institute; Chairman of Massachusetts Competitive Partnership; director of Boston Chamber of Commerce; member of the Chief Executives Club of Boston; member of the National Innovation Initiative; member of the Massachusetts General Hospital President's Council; member of the Council on Competitiveness; and previously the President of the Commercial Club of Boston.

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of October 31, 2020, there were 98 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

118 Fixed Income Absolute Return Fund

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Richard T. Kircher (Born 1962)
Vice President and Chief Legal Officer	Vice President and BSA Compliance Officer
Since 2011	Since 2019
General Counsel, Putnam Investments,	Assistant Director, Operational Compliance, Putnam
Putnam Management, and Putnam Retail Management	Investments and Putnam Retail Management

James F. Clark (Born 1974)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer
Since 2016	Since 2007
Chief Compliance Officer and Chief Risk Officer,	Head of Accounting and Middle Office Services,
Putnam Investments and Chief Compliance Officer,	Putnam Investments and Putnam Management
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Mark C. Trenchard (Born 1962)
Since 2004	Vice President
Since 2002
Director of Operational Compliance, Putnam
Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Fixed Income Absolute Return Fund 119

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Global Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
Equity Income Fund
International Value Fund	State tax-free income funds‡:
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

120 Fixed Income Absolute Return Fund

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2060 Fund
Putnam Retirement Advantage 2055 Fund
Putnam PanAgora**	Putnam Retirement Advantage 2050 Fund
Putnam PanAgora Managed Futures Strategy	Putnam Retirement Advantage 2045 Fund
Putnam PanAgora Market Neutral Fund	Putnam Retirement Advantage 2040 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2045 Fund
Putnam Retirement Advantage 2040 Fund
Asset Allocation	Putnam Retirement Advantage 2035 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2030 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2025 Fund

Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Fixed Income Absolute Return Fund 121

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

122 Fixed Income Absolute Return Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisors	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
The Putnam Advisory Company, LLC	Mona K. Sutphen	Compliance Officer
100 Federal Street
Boston, MA 02110	Officers	Susan G. Malloy
	Robert L. Reynolds	Vice President and
Marketing Services	President	Assistant Treasurer
Putnam Retail Management
100 Federal Street	Robert T. Burns	Denere P. Poulack
Boston, MA 02110	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Custodian
State Street Bank	James F. Clark	Janet C. Smith
and Trust Company	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Legal Counsel		Principal Accounting Officer,
Ropes & Gray LLP	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
Independent Registered Public	Proxy Voting and Corporate	Mark C. Trenchard
Accounting Firm	Governance, Assistant Clerk,	Vice President
PricewaterhouseCoopers LLP	and Assistant Treasurer

Fixed Income Absolute Return Fund 123

This report is for the information of shareholders of Putnam Fixed Income Absolute Return Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

124 Fixed Income Absolute Return Fund

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

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Call Putnam at 1-800-225-1581.

AN109 323548 12/20

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Dr. Joskow, and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education; in the case of Dr. Joskow, including his experience serving on the audit committees of several public companies and institutions and his education and experience as an economist who studies companies and industries, routinely using public company financial statements in his research. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

October 31, 2020	$89,469	$ —	$9,224	$ —
October 31, 2019	$109,238	$ —	$6,145	$ —

For the fiscal years ended October 31, 2020 and October 31, 2019, the fund's independent auditor billed aggregate non-audit fees in the amounts of $355,066 and $6,145 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

October 31, 2020	$ —	$345,842	$ —	$ —
October 31, 2019	$ —	$ —	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: December 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: December 28, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: December 28, 2020